File  Nos. 33-54772
                                                                        811-7248

===============================================================================

                 Securities and Exchange Commission
                         Washington, DC  20549

                              FORM N-4

Registration Statement Under the Securities Act of 1933 [ X ]



          Pre-Effective Amendment No.                   [   ]
          Post-Effective Amendment No. 10               [ X ]


Registration Statement Under the Investment Company Act of 1940



          Amendment No. 11                              [ X ]

          (check appropriate box or boxes)



              General American Separate Account Twenty-Eight
                        (Exact Name of Registrant)

                 General American Life Insurance Company
                           (Name of Depositor)

                700 Market Street, St. Louis, Missouri                63101
            (Address of Depositor's Principal Executive Office)     (Zip Code)

    Depositor's Telephone Number, including Area Code:  (314) 231-1700


     Name and address of Agent for Service
     Christopher A. Martin, Esquire
     General American Life Insurance Company
     700 Market Street
     St. Louis, Missouri 63101



     Copy to:

     Raymond A. O'Hara III
     Blazzard, Grodd & Hasenauer
     P.O. Box  5108
     Westport, CT 06881
     (203) 226-7866



It is proposed that this filing will become effective:

[ X ]     immediately upon filing pursuant to paragraph (b) of  Rule 485
[   ]     on (date) pursuant to paragraph (b) of Rule 485
[   ]     60 days after filing pursuant to paragraph (a)(1) of   Rule 485
[   ]     on (date) pursuant to paragraph (a)(1) of rule 485




If appropriate, check the following:

    ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

   Individual Variable Annuity Contracts

                            Cross Reference Sheet
                             Pursuant to Rule 481
             Showing Location in Part A (Prospectus) and Part B
      (Statement of Additional Information) of Registration Statement
                        Information Required by Form N-4

                                    PART A

Item of Form N-4                             Prospectus Caption

1.   Cover Page. . . . . . . . . . . . . . . Cover Page
2.   Definitions . . . . . . . . . . . . . . Index of Special Terms
3.   Synopsis. . . . . . . . . . . . . . . . Highlights

4.   Condensed Financial
     Information . . . . . . . . . . . . . . Financial Statements
5.   General Description of Registrant,
     Depositor and Portfolio Companies. . .  The Company; Investment
                                             Options
6.   Deductions and Expenses. . . . . . . .  Charges and Deductions

7.   General Description of Variable
     Annuity Contracts. . . . . . . . . . .  The Annuity Contracts

8.   Annuity Period. . . . . . . . . . . . . Annuity Provisions


9.   Death Benefit . . . . . . . . . . . . . Death Benefit

10   Purchases and Contract Value. . . . . . Purchase

11.  Redemptions. . . . . . . . . . . . . .  Access to Your Money

12.  Taxes. . . . . . . . . . . . . . . . .  Taxes

13.  Legal Proceedings . . . . . . . . . . . None

14.  Table of Contents of the
     Statement of Additional
     Information . . . . . . . . . . . . . . Table of Contents of the
                                             Statement of Additional
                                             Information





PART B

Item of Form N-4                             Part B Caption
15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table of Contents
17.  General Information . . . . . . . . . . Company
     and History

18.  Services. . . . . . . . . . . . . . . . Not Applicable

19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . Distribution

20.  Underwriters  . . . . . . . . . . . . . Distribution

21.  Calculation of Performance Data . . . . Performance Information
22.  Annuity Payments. . . . . . . . . . . . Annuity Provisions

23.  Financial Statements. . . . . . . . . . Financial Statements


                     PART C - OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS

                     GENERAL AMERICAN LIFE INSURANCE COMPANY

          GENERAL AMERICAN SEPARATE ACCOUNTS TWENTY-EIGHT & TWENTY-NINE
                                   PROSPECTUS
                                     FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

This prospectus describes individual variable annuity contracts offered by General American Life Insurance Company (we, us, our). The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis. The Contracts are no longer offered for sale. Existing Contract owners may continue to make additional purchase payments to their Contracts.

The Contracts have a number of current investment choices (1 Fixed Account and 14 Investment Funds). The Fixed Account is part of our general assets and provides an investment rate guaranteed by us. The fourteen Investment Funds available are portfolios of the GT Global Variable Investment Trust and GT Global Variable Investment Series which are listed below. You can put your money in any of these Investment Funds which are offered through our separate accounts, General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine. There are 8 additional Investment Funds which are not currently available. Seven of these are series of AIM Funds and one is a series of Templeton Variable Products Series Fund.

GT GLOBAL INVESTMENT TRUST                                          GT GLOBAL INVESTMENT SERIES
Managed by:  AIM Advisors, Inc.                                     Managed by: AIM Advisors, Inc.
         GT Global: Variable Latin America Fund                       GT Global: Variable New Pacific Fund
         GT Global: Variable Infrastructure Fund                      GT Global: Variable Europe Fund
         GT Global: Variable Natural Resources Fund                   GT Global: Variable America Fund
         GT Global: Variable Telecommunications Fund                  GT Global: Variable International Fund
         GT Global: Variable Emerging Markets Fund                    GT Global: Money Market Fund
         GT Global: Variable Growth & Income Fund
         GT Global: Variable Global Government Income Fund
         GT Global: Variable Strategic Income Fund
         GT Global: Variable U.S. Government Income Fund

AIM VARIABLE INSURANCE FUNDS, INC. (not currently available)
Managed by:  AIM Advisors, Inc.

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Diversified Income Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Money Market Fund
        AIM V.I. Telecommunications Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND (not currently available)
Managed by:  Templeton Asset Management Ltd.

        Templeton Developing Markets Fund, Class 1A Shares

Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 1999). The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 237-6580 (toll free) or write us at: 700
Market Street, St. Louis, Missouri 63101. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.



The Contracts:

          *    are not bank deposits
          *    are not federally insured
          *    are not endorsed by any bank or government agency
          * are not guaranteed and may be subject to possible loss of principal

The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

                                                                     MAY 1, 1999


                                TABLE OF CONTENTS
                                                                            Page

INDEX OF SPECIAL TERMS

SUMMARY OF CONTRACT FEES AND EXPENSES
HIGHLIGHTS
THE COMPANY
THE ANNUITY CONTRACTS
PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Account Continuation

INVESTMENT OPTIONS
         GT Global Variable Investment Funds
         Fixed Account
         Transfer Privilege
         Dollar Cost Averaging
         Personal Portfolio Rebalancing
         Interest Sweep Option
         Additions, Deletions or Substitutions of Investments

CHARGES AND DEDUCTIONS
         Administrative Charges
                  Annual Contract Fee
                  Special Handling Fees
         Surrender Charge (Contingent Deferred Sales Charge)
         Interest Change Adjustment
         Charge-Free Amounts
         Reduction of Surrender Charge for Contracts Issued Under Group or Sponsored Arrangements
         Mortality and Expense Risk Charge
         Transfer Fees
         Fees and Expenses of the Funds
         Premium Tax
         Other Taxes

VARIABLE ACCOUNT
         Accumulation Units
         Value of Accumulation Units
         Net Investment Factor

ACCESS TO YOUR MONEY
         Surrenders and Partial Withdrawals
         Systematic Withdrawal Plan

DEATH BENEFIT
         Death of a Contract Owner who is the Annuitant
         Death of a Contract Owner who is not the Annuitant
         Death of the Annuitant who is not a Contract Owner
         Other Provisions
         Amount of Death Benefit

ANNUITY PROVISIONS
         Annuity Date
         Annuity Options
         Value of Variable Annuity Payments

FEDERAL TAX MATTERS
         Annuity Contracts in General
         Qualified and Non-Qualified Contracts
         Withdrawals - Non-Qualified Contracts
         Withdrawals - Qualified Contracts
         Withdrawals - Tax-sheltered Annuities
         Diversification
         Section 403(b) Plans
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans
         Deferred Compensation Plans

YIELDS AND TOTAL RETURNS

         OTHER INFORMATION
         The Separate Accounts
         Principal Underwriter
         Voting Rights
         Written Notice or Written Request
         Assignments and Changes of Ownership
         Ownership
         The Beneficiary
         Deferment of Payment
         Financial Statements
         Statement of Additional Information
APPENDIX A
         Example of Surrender Charge Calculations
         Explanation of Columns in Table
         Full Surrender
         Partial Withdrawal
         Full Surrender following Partial Withdrawal

HISTORICAL CHARTS OF UNITS AND UNIT VALUES
         Chart 1 - Separate Account Twenty-Eight
         Chart 2 - Separate Account Twenty-Nine



                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.



                                                              Page



Accumulation Phase
Accumulation Unit
Annuitant
Annuity Commencement Date
Annuity Income Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Guarantee Period
Income Phase
Funds
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral



SUMMARY OF CONTRACT FEES AND EXPENSES

Contract Owner Transaction Expenses

Surrender Charge  (contingent deferred sales charge):

After a purchase payment has been held by us for six complete years it may be withdrawn free of any surrender charge. For purchase payments held by us for less than six complete years, surrender charges are as follows (expressed as a percentage of net purchase payments withdrawn):

         Years Since Receipt of                      Surrender Charge
         Purchase Payment                               Percentage
         ----------------                               ----------
                  0                                         6%
                  1                                         5%
                  2                                         4%
                  3                                         3%
                  4                                         2%
                  5                                         1%
                  6                                         0%

Each contract year you can withdraw up to ten percent of the accumulated value of your Contract without having a surrender charge imposed. Up to twenty percent of your accumulated value may be withdrawn without a surrender charge if no withdrawals were made in the prior contract year.

Transfer fee:

There is no charge for the first 12 transfers during a contract year. For each transfer after 12, we reserve the right to charge a fee of $25.00 or 2% of the amount transferred, whichever is less. Transfers made pursuant to the dollar cost averaging, personal portfolio rebalancing or interest sweep programs are not included in determining the number of transfers that occur in a contract year.

Annual Contract Fee:

If the accumulated value of your Contract is less than $20,000, we charge a fee of $30.00 or 2% of accumulated value, whichever is less. If your accumulated value is $20,000 or greater, or if all assets are invested in the Fixed Account, the contract fee is waived.

Separate Account Annual Expenses:

Mortality and expense risk charge                    1.25%
Administrative expense charge                         .15%
                                                      ---
Total Separate Account annual expenses               1.40%




Investment Fund Expenses:
(expressed as a percentage of average daily net assets)

                                         Investment Management      Other Expenses          Total Expenses
GT GLOBAL FUNDS                                   and               After Reimbursement        After
                                          Administration Fees                               Reimbursement*
                                          -------------------       --------------------    --------------
Variable New Pacific Fund                   1.00%                      0.25%                 1.25%
Variable Europe Fund                        1.00%                      0.25%                 1.25%
Variable Latin America Fund                 1.00%                      0.25%                 1.25%
Variable America Fund**                     0.75%                      0.23%                 0.98%
Variable International Fund                 1.00%                      0.25%                 1.25%
Variable Infrastructure Fund                1.00%                      0.25%                 1.25%
Variable Natural Resources Fund             1.00%                      0.25%                 1.25%
Variable Emerging Markets Fund              1.00%                      0.25%                 1.25%
Variable Telecommunications Fund**          1.00%                      0.17%                 1.17%
Variable Growth & Income Fund**             1.00%                      0.25%                 1.25%
Variable Strategic Income Fund              0.75%                      0.25%                 1.00%
Variable Global Government Income Fund      0.75%                      0.25%                 1.00%
Variable U.S. Government Income Fund        0.75%                      0.25%                 1.00%
Money Market Fund**                         0.50%                      0.25%                 0.75%

* Figures in the "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" columns reflect an expense reimbursement arrangement. If there had been no reimbursement of expenses and no expense reductions during 1998, the actual expenses of each Investment Fund, expressed as a percentage of net assets, with Investment Management and Administration Fees stated first, then Other Expenses, followed by Total Expenses, would have been as follows: Variable New Pacific Fund, 1.00%, 0.76%, 1.76%; Variable Europe Fund, 1.00%, 0.27%, 1.27%; Variable Latin America Fund, 1.00%, 0.52%, 1.52%; Variable International Fund, 1.00%, 1.33%,
     2.33%; Variable Infrastructure Fund, 1.00%, 0.68%, 1.68%; Variable Natural Resources Fund, 1.00%, 0.49%, 1.49%; Variable Emerging Markets Fund, 1.00%, 1.12%, 2.12%; Variable Global Government Income Fund, 0.75%, 0.68%, 1.43%; Variable Strategic Income Fund, 0.75%, 0.44%, 1.19%;
     Variable  U.S. Government Income Fund,  0.75%,  0.57%,  1.32%.

** No reimbursements were paid to the Variable America Fund, the Variable Growth & Income Fund, the Variable Telecommunications Fund and the Money Market Fund as the total operating expenses were below the voluntary limit.

Investment Fund Expenses:
(expressed as a percentage of average daily net assets)



                                          Investment Management
                                                  and
                                           Administration Fees      Other Expenses     Total Expenses
                                          ---------------------     --------------     ---------------

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Fund              0.62%                   0.05%            0.67%
AIM V.I. Diversified Income Fund                0.60%                   0.17%            0.77%
AIM V.I. Global Growth and Income Fund*         1.00%                   ____%            ____%
AIM V.I. Government Securities Fund             0.50%                   0.26%            0.76%
AIM V.I. International Equity Fund              0.75%                   0.16%            0.91%
AIM V.I. Money Market Fund                      0.40%                   0.18%            0.58%
AIM V.I. Telecommunications Fund*               1.00%                   ____%            ____%

* Estimated.  These Funds have not yet commenced investment operations.

Investment Fund Expenses:
(expressed as a percentage of average net assets)



                                          Investment Management
                                                  and
                                           Administration Fees      Other Expenses     Total Expenses
                                          ---------------------     --------------     ---------------
TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Developing Markets Fund,
  Class 1 Shares                               1.25%                    0.41%             1.66%


Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if you surrendered your contract after the end of the specified time period;
    (b) if you do not surrender your contract after the end of the specified time period;
    (c) if you annuitize after the end of the specified time period.

                                                     Time       Periods
                                         1 year      3 years    5 years     10 years
                                         ------      -------    -------     --------
GT GLOBAL FUNDS

Variable New Pacific Fund                (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Europe Fund                     (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Latin America Fund              (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable America Fund                    (a)$85      (a)$116    (a)$150     (a)$278
                                         (b)$25      (b)$ 76    (b)$130     (b)$278
                                         (c)$85      (c)$116    (c)$130     (c)$278

Variable International Fund              (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Infrastructure Fund             (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Natural Resources Fund          (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Emerging Markets Fund           (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Telecommunications Fund         (a)$87      (a)$122    (a)$160     (a)$296
                                         (b)$27      (b)$ 82    (b)$140     (b)$296
                                         (c)$87      (c)$122    (c)$140     (c)$296

Variable Growth & Income Fund            (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Strategic Income Fund           (a)$88      (a)$124    (a)$164     (a)$304
                                         (b)$28      (b)$ 84    (b)$144     (b)$304
                                         (c)$88      (c)$124    (c)$144     (c)$304

Variable Global Government Income Fund   (a)$85      (a)$117    (a)$151     (a)$279
                                         (b)$25      (b)$ 77    (b)$131     (b)$279
                                         (c)$85      (c)$117    (c)$131     (c)$279

Variable U.S. Government Income Fund     (a)$85      (a)$117    (a)$151     (a)$279
                                         (b)$25      (b)$ 77    (b)$131     (b)$279
                                         (c)$85      (c)$117    (c)$131     (c)$279

Money Market Fund                        (a)$82      (a)$109    (a)$139     (a)$255
                                         (b)$22      (b)$ 69    (b)$119     (b)$255
                                         (c)$82      (c)$109    (c)$119     (c)$255

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Fund       (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

AIM V.I. Diversified Income Fund         (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

AIM V.I. Global Growth and Income Fund   (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

AIM V.I. Government Securities Fund      (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

AIM V.I. International Equity Fund       (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

AIM V.I. Money Market Fund               (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

AIM V.I. Telecommunications Fund         (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Developing Markets Fund,
  Class 1 Shares                         (a)$        (a)$       (a)$        (a)$
                                         (b)$        (b)$       (b)$        (b)$
                                         (c)$        (c)$       (c)$        (c)$

Notes to Table of Fees and Expenses and Examples

1. For the purposes of calculating the values in the above examples, we have translated the administration fees into an annual asset charge of 0.070%, based on the total annual administrative charges collected in 1998 divided by the average total assets held under the Contracts offered by this Prospectus.

2. The purpose of the table above is to help you understand the costs and expenses that a variable annuity contract owner will bear directly or indirectly.

3. Note that the expense amounts in the examples are aggregate amounts for the Investment Funds for the number of years indicated.

4. For a more complete description of the Investment Funds' fees and expenses, see the Investment Funds' Prospectuses.

5. For all GT Global Variable Investment Funds, the expenses shown under "Other Expenses After Reimbursement" and "Total Expenses After Reimbursement" reflect reimbursement by AIM Advisors, Inc. ("AIM") of certain expenses incurred by each Investment Fund.

6. From time to time, AIM in its sole discretion may waive receipt of its fees and voluntarily assume certain Investment Fund expenses. AIM currently has undertaken to assume the expenses (other than taxes, brokerage fees, interest, and extraordinary expenses) incurred by each Investment Fund, to the extent such expenses exceed the Investment Management and Administration fees, as set forth above, by more than 0.25%.

7. The examples above are not a representation of past or future expenses, and the Investment Funds' actual expenses may be higher or lower than those shown.

8. Neither the table nor the examples reflect any premium tax that may be applicable to a contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions," in this Prospectus.

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. If you choose to have your money invested in the Investment Funds you will bear the entire investment risk.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis. You can make withdrawals during this phase. However, the earnings you take out will be taxed as income, and we may assess a surrender charge of up to 6% of the amount you withdraw. The income phase occurs when you begin receiving regular payments from your Contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Investment Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look. If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will give you back your purchase payments. In some states we are required to give you back the value of your contract that is invested in the Investment Funds plus any purchase payments you allocated to the Fixed Account.

Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information or require assistance after you purchase a contract, please contact us at:

         General American's Variable Annuity Administration Department
         P.0. Box 14490
         St. Louis, Missouri 63101
         (800) 237-6580.

All inquiries should include the Contract number and the name of the contract owner and/or the annuitant.

                                   THE COMPANY

General American Life Insurance Company ("General American") is a stock insurance company wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by General American Mutual Holding Company ("GAMHC"), a mutual holding company organized under Missouri law. General American was chartered in 1933 and since then has continuously engaged in the business of life insurance, annuities, and accident and health insurance. General American's National Headquarters (Home Office) is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. It is licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and is registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

GAMHC has announced that it is developing a plan under which it would convert from a mutual company to a publicly-held stock company. Conversion to a stock company, or "demutualization", would be subject to policyholder and regulatory approval, as well as the satisfaction of certain other conditions. Demutualization would not affect General American's contractual obligations. If, and when, GAMHC adopts a conversion plan, information about the plan will be made available to policy-holders in accordance with applicable law and regulations.

                              THE ANNUITY CONTRACTS

This Prospectus describes the variable annuity contracts that we are offering.

An annuity is a Contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your Contract is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the Investment Funds, and depending upon market conditions, you can make or lose money in any of these Investment Funds. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Investment Fund(s) you select. If you select the fixed annuity portion of the Contract, the value will also depend upon the interest we credit to the Fixed Account.

The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Code as traditional Individual Retirement Annuity (IRA) plans and qualified plans under Sections 401, 403 and 457. The Contract is also available to individuals not entitled to any special tax benefits under the Code. The rights and benefits of the Contracts are described below and in the Contract; however, General American reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

PURCHASE

You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract after the first day of the first month following the annuitant's 90th birthday.

Purchase Payments

The minimum initial purchase payment permitted is $2,000. Each purchase payment made thereafter must be for at least $100. The amount of purchase payments made in the first contract year may be limited to the greater of double your initial purchase payment or $25,000. Afterwards, the purchase payments allowed each contract year cannot exceed the annual equivalent of twice the amount of purchase payments made in the first contract year. Any purchase payments over this amount, or any purchase payments that would cause the accumulated value of your Contract to exceed $1,000,000, will be accepted after our prior approval.

You can make purchase payments at any time prior to:

     *    the annuity date;
     *    full surrender of the Contract; or
     *    your death or the death of the annuitant.

Instead of making the minimum initial purchase payment of $2,000, you may elect to deposit your initial purchase payment in monthly installments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from your checking account and applied as a purchase payment under your Contract. The PAC procedure can also be used to make additional purchase payment deposits. The minimum monthly PAC deduction must be at least $100 and you can cancel at any time by contacting us at least 5 business days prior to the next scheduled withdrawal.

Allocation of Purchase Payments

You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Investment Funds and/or the Fixed Account. However, the requested allocations must be in whole number percentages and total 100%. The minimum initial allocation to any Investment Fund and/or the Fixed Account must be at least $500. You can change the allocation instructions for future purchase payments. If any of the investment options are no longer offered by us when you make an allocation, we will contact you to secure new allocations.

If the application is in good order, your initial purchase payment will be credited within two business days after we receive your application. However, if your application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately to you unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

Our business days are each day when both the New York Stock Exchange and us are open for business. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.

Account Continuation

Your Contract will stay in force until the earlier of the annuity date, surrender of the Contract, or your death or the death of the annuitant. However, we may cancel your Contract at the end of any two consecutive contract years when no purchase payments have been made if:

     (i) the total purchase payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     (ii) the accumulated value at the end of such two year period is less than $2,000.

Upon cancellation, we will pay you the accumulated value computed as of the valuation period when the cancellation occurs less any administrative charges. Cancellation of your Contract could have adverse tax consequences.

                               INVESTMENT OPTIONS

The Contract gives you the choice of allocating purchase payments to our Fixed Account, or to one or more of the Investment Funds listed below. Additional Investment Funds may be available in the future.

Each of these Investment Funds has a separate prospectus that is provided with this Prospectus. You should read the Investment Fund Prospectus before you decide to allocate your assets to the Investment Fund.

GT Global Variable Investment Funds

Each of the GT Global Variable Investment Funds is a separate investment portfolio of either GT Global Variable Investment Series ("Series") or GT Global Variable Investment Trust ("Trust"). AIM Advisors, Inc. is the investment manager and administrator of each Investment Fund. Each Fund pays Investment Management and Administration Fees to AIM Advisors, Inc. INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the investment sub-advisor and sub-administrator for the GT Global Variable New Pacific Fund, GT Global Variable America Fund, GT Global Money Market Fund, GT Global Variable Strategic Income Fund, and GT Global Variable U.S. Government Income Fund. INVESCO Asset Management Ltd. is the investment sub-adviser and sub-administrator for the GT Global Variable Europe Fund, GT Global Variable International Fund, GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Global Government Income Fund, and GT Global Variable Emerging Markets Fund.

         GT Global: Variable New Pacific Fund
         GT Global: Variable Europe Fund
         GT Global: Variable America Fund
         GT Global: Variable International Fund
         GT Global: Money Market Fund
         GT Global: Variable Latin America Fund
         GT Global: Variable Infrastructure Fund
         GT Global: Variable Natural Resources Fund
         GT Global: Variable Telecommunications Fund
         GT Global: Variable Emerging Markets Fund
         GT Global: Variable Growth & Income Fund
         GT Global: Variable Global Government Income Fund
         GT Global: Variable Strategic Income Fund
         GT Global: Variable U.S. Government Income Fund

Variable New Pacific Fund, Variable Europe Fund, Variable America Fund, Variable International Fund and Money Market Fund are part of the GT Global Variable Investment Series. Variable Latin America Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable Growth & Income Fund, Variable Global Government Income Fund, Variable Strategic Income Fund, and Variable U.S. Government Income Fund are part of the GT Global Variable Investment Trust.

AIM Variable Insurance Funds, Inc. (not currently available)

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each Portfolio. Each Portfolio pays Investment Management and Administration Fees to AIM Advisors, Inc. The following Portfolios will be available under your contract:

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Diversified Income Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Money Market Fund
        AIM V.I. Telecommunications Fund

Templeton Variable Products Series Fund (not currently available)

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Templeton Variable Products Series Fund issues two classes of shares - Class 1 and Class 2. Only shares of Class 1 will be available under your contract. Templeton Asset Management Ltd. is the investment manager of the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund and receives management fees for its services.

THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR THAT ATTAINMENT CAN BE SUSTAINED.

Fixed Account

Under the Fixed Account option, you choose among various time periods to which you allocate purchase payments or transfers. These time periods are established by us and are referred to as Guarantee Periods. Each Guarantee Period will have a duration of at least one year. The Guarantee Period selected will determine the interest rate we credit to your Contract. You may select one or more Guarantee Period(s) from among those we make available.

OUR MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE GUARANTEED INTEREST RATES, EXCEPT THAT WE GUARANTEE THAT FUTURE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR COMPOUNDED ANNUALLY.

Transfer Privilege

At any time during the accumulation period you may transfer all or part of your accumulated value to any of the Investment Funds and/or Fixed Account, subject to the following conditions:

     (1) transfers from the Fixed Account are not allowed during the first twelve months of the Guarantee Period you choose;

     (2) transfers must be made by written request or by telephone, provided we have a telephone authorization in good order completed by you;

     (3) transfers from an Investment Fund or a Guarantee Period of the Fixed Account must be for at least $500, or the entire amount if less than $500;

     (4) any accumulated value remaining in an Investment Fund or Guarantee Period of the Fixed Account may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Investment Fund; and

     (5)  there is no limit to the number of transfers that you may request.

Transfers involving an Investment Fund may further be limited by additional terms and conditions imposed by the Investment Funds. You must instruct us as to what amounts you want transferred from each Investment Fund and Guarantee Period of the Fixed Account. A transfer will be effective on the date we receive your transfer request. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Dollar Cost Averaging

The dollar cost averaging program allows you to systematically transfer a set amount from a selected Investment Fund or the Fixed Account to any of the other Investment Funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Under the dollar cost averaging program you must designate at least $2,000 for investment. Transfers from the GT Global Money Market Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, the GT Global Variable U.S. Government Income Fund, or the Dollar Cost Averaging Guarantee Periods will continue until the dollar amount requested has been transferred or the accumulated value in the Investment Fund or Guarantee Period is exhausted, whichever is sooner. Dollar cost averaging transfer allocations for a Guarantee Period or Investment Fund which is no longer offered will remain in that Investment Fund until you change the allocation instructions.

Transfers made under the dollar cost averaging program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the dollar cost averaging program at any time.

Personal Portfolio Rebalancing

The accumulated value allocated to each Investment Fund increases or decreases at different rates depending on the investment performance of the Investment Fund. Personal portfolio rebalancing automatically reallocates the accumulated value in the Investment Funds and Guarantee Periods to maintain your selected allocation. The goal of the personal portfolio rebalancing is to assist you by selling from the Investment Funds that have appreciated most, and purchasing additional units in the Investment Funds or Guarantee Periods that have appreciated least.

You may choose the specific investment options that you want included in your personal portfolio. However, the personal portfolio must contain at least two investment options and may include all available investment options.

You may select rebalancing on a monthly, quarterly, semiannual, or annual basis. The minimum amount that will be transferred from any Investment Fund or Guarantee Period under this program is the greater of $50 or 0.5% of the accumulated value of that Investment Fund or Guarantee Period. Certain Investment Funds and personal portfolio rebalancing Guarantee Periods are available investment options under this program. The number of available investment options may change. The designated allocation can be changed at any time upon your written request.

Transfers made under the personal portfolio rebalancing program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the personal portfolio rebalancing program at any time. Participation in the personal portfolio rebalancing program does not assure that you will profit from purchases under the program nor will it prevent or lessen losses in a declining market.

Interest Sweep Option

Under this program we will automatically transfer earnings from selected Guarantee Periods in your Fixed Account, which are called Interest Sweep Guarantee Periods, to one or more selected Investment Funds. By allocating these earnings to the Investment Funds, you can pursue further growth in the value of your Contract through more aggressive investments. If you have allocated net purchase payments or transfers to more than one Interest Sweep Guarantee Period, the Interest Sweep transfer will occur from the oldest Interest Sweep Guarantee Period. We will transfer a minimum of $25 from the Interest Sweep Guarantee Period to the designated Investment Funds. These transfers can be made on a monthly, quarterly, semiannual, or annual basis.

Transfers made under the interest sweep program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the interest sweep program at any time. The interest sweep option does not assure profit and does not protect against loss in declining markets.

Additions, Deletions or Substitutions of Investments

We may be required to substitute one of the Investment Funds you have selected with another Investment Fund. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of either of these actions.

                             CHARGES AND DEDUCTIONS

The full amount of your initial purchase payment, less any applicable tax, is invested in the investment option(s) you choose.

Administrative Charges

Annual Contract Fee . On the last day of each contract year, we deduct an annual contract fee, which we refer to as an account fee, to compensate us for expenses relating to the issue and maintenance of your Contract and your account. For contract years ending prior to December 31, 1999, we will deduct the lesser of $30 or 2% of the accumulated value of your Contract if your accumulated value is less than $20,000. Afterwards, the account fee may be adjusted annually subject to the following:

     * in no event will the fee be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992; and

     *    in no event will it exceed $50.

The account fee will be waived if your Contract has an accumulated value of $20,000 or more. Also, we will not deduct an account fee if you allocated all of the accumulated value of your Contract to our Fixed Account during the entire previous contract year. We will deduct the account fee if you make a full surrender of your Contract or upon your death or the annuitant's death.

During the income phase, the account fee will be deducted in equal amounts from each variable annuity payment made during the year. This deduction will not be made from fixed annuity payments.

Also, the net investment factor incorporates an administrative expense charge at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an annual rate of 0.15% to reimburse us for those administrative expenses attributable to your Contract, your account, and the separate accounts which exceed the revenues received from the account fee. We believe the administrative expense charge and the account fee have been set at a level that will recover no more than the actual costs of administering your Contract.

Special Handling Fees

We reserve the right to charge a special handling fee to recover costs associated with certain activities and requests. These activities and requests include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), Interest Change Adjustment estimations in excess of four annually ($10), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge).

This fee will be deducted from the first available option in this list:

         (a)  Money Market Fund;
         (b)  Variable Fund with the largest accumulated value;
         (c)  Guaranteed Interest Option.

The fee for special handling will not exceed $50 per request. We do not expect to profit from these charges.

Surrender Charge (Contingent Deferred Sales Charge)

We may deduct a surrender charge on certain surrenders and withdrawals to cover our expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

When you make a full surrender of your Contract or partial withdrawal of accumulated value, we will apply a surrender charge to the gross withdrawal amount, excluding any applicable charges from the Fixed Account or administrative charges. This surrender charge will apply to purchase payments made within six complete years measured from the date the purchase payment is received by us. The surrender charge schedule is as follows:

     Complete Years Since Receipt                     Surrender
     of  Purchase Payment                          Charge Percentage
     --------------------                          -----------------
              0                                            6%
              1                                            5%
              2                                            4%
              3                                            3%
              4                                            2%
              5                                            1%
              6+                                           0%

When you make a surrender or partial withdrawal, the amounts that you withdraw will be done on a "first in first out" (FIFO) basis. Purchase payments which we received more than six years before the date of your withdrawal will not be subject to a surrender charge. If you withdraw all of your purchase payments, further withdrawals will be made from your earnings without incurring a surrender charge. If your accumulated value is less than the purchase payments subject to a surrender charge, the surrender charge will only be applied to your accumulated value.

We will not assess a surrender charge in the event of annuitization with us after three contract years, or on death of the annuitant if the date of issue is prior to the annuitant's 80th birthday. Currently, however, we assess surrender charges upon annuitization within three contract years only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments for a period of less than ten years.

If revenues from surrender charges are not sufficient to cover certain sales-related expenses, we will bear the shortfall. If the revenues from surrender charges exceed such expenses, we will retain the excess. We do not currently believe that the surrender charge revenues will cover the expected sales-related expenses.

Interest Change Adjustment

If you make a full surrender or partial withdrawal from the Fixed Account before thirty days prior to the expiration date of the Guarantee Period you selected, you may be subject to an Interest Change Adjustment deduction.

Charge-Free Amounts

You can withdraw up to 10% of your accumulated value each year without incurring a surrender charge. We refer to this as the charge-free amount. After your first contract anniversary, you can withdraw up to 20% of your accumulated value without charge if you did not make any charge-free withdrawals in the prior contract year.

The charge-free amounts withdrawn will not reduce the purchase payments still subject to a surrender charge. The charge-free amount does not apply upon full surrender.

Reduction of Surrender Charge for Contracts Issued Under Group or Sponsored Arrangements

Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. We may waive or reduce the surrender charge on some policies when the sales efforts and administrative costs are lower due to various factors such as:

     * the expected number of participants and the amount of premium payments anticipated;

     *    the nature of the group, association or class;

     *    the expected  persistency and the possibility of favorable  mortality;
          and

     *    the amount and timing of the premium payment; and any selling cost.

Any reductions will be made uniformly to all individuals falling in the class benefitting from the reduction. We may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any contract owner.

Mortality and Expense Risk Charge

During the accumulation period and after annuity payments begin, the net investment factor incorporates charges to cover mortality and expense risk at the end of each valuation period as a percentage of the accumulated value in the Investment Funds. This charge is 1.25% annually (1.00% for mortality risk and
 .25% for expense risk).

The mortality risk that we assume is that annuitants may live for a longer period of time than estimated when the guarantees in your Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity date. The expense risk that we assume is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

Transfer Fees

For each transfer in excess of twelve during the contract year, we charge an amount equal to the lesser of $25 or 2% of the amount transferred. Transfers made under the dollar cost averaging program, the personal portfolio rebalancing program, or the interest sweep program are not included in determining the amount of transfers. Transfers from the Fixed Account may be subject to an Interest Change Adjustment deduction.

Fees and Expenses of the Funds

There are deductions from and expenses paid out of the assets of the various Investment Funds, which are described in the attached fund prospectuses.

Premium Tax

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your contract for them. Some of these taxes are due when your Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time you make a purchase payment, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

We reserve the right to defer or waive the charge assessed for premium tax in certain jurisdictions until your Contract is surrendered or until your death. We will notify you in writing before exercising our right to collect deferred premium tax from the accumulated value.

Other Taxes

We charge in the future for any tax or economic burden we incur attributable to the separate accounts or to the Contracts.

                                VARIABLE ACCOUNT
Accumulation Units

We will establish an account in your name for each Investment Fund to which you allocate purchase payments or transfer amounts. Purchase payments and transfer amounts are allocated to Investment Funds and credited in the form of accumulation units.

The number of accumulation units credited to each account is determined by dividing the purchase payment or transfer amount for the account by the value of an accumulation unit for that Investment Fund for the valuation period during which the purchase payment or transfer request is credited. The number of accumulation units in any account will be increased at the end of a valuation period by any purchase payments allocated to the corresponding Investment Fund during that valuation period and by any accumulated value transferred to that Investment Fund from another Investment Fund or from a guarantee period during that valuation period. The number of accumulation units in any account will be decreased at the end of a valuation period by any transfers of accumulated value out of the corresponding Investment Fund, by any partial withdrawals or surrenders from that Investment Fund, and by any administrative charges or surrender charge deducted from that Investment Fund during that valuation period.

Value of Accumulation Units

The value of accumulation units in each Investment Fund will vary from one valuation period to the next depending upon the investment results of the particular Investment Fund. The value of an accumulation unit for each Investment Fund was arbitrarily set at $12 for the first valuation period. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such Investment Fund for the valuation period for which the value is being determined.

Net investment factor

Each business day we will calculate each Investment Fund's net investment factor. An Investment Fund's net investment factor measures its investment performance during a valuation period. The net investment factor for each investment fund for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     Where (a) is: (1) the net asset value per share of an Investment Fund share held in the Investment Fund determined at the end of the current valuation period, plus (2) the per share amount of any dividend or capital gain distribution made by an Investment Fund on shares held in the Investment Fund if the "ex-dividend" date occurs during the current valuation period.

     Where (b) is: the net asset value per share of an Investment Fund share held in the Investment Fund determined as of the end of the immediately preceding valuation period.

     Where (c) is: a factor representing the charges deducted from the Investment Fund on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same. The value of an annuity unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making a withdrawal (either a partial or a complete withdrawal);

     *    when a death benefit is paid; or

     *    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

You may surrender your Contract or make a partial withdrawal to receive all or part of the accumulated value of your Contract at any time before you begin receiving annuity payments and while the annuitant is living.

A full surrender will result in a cash withdrawal payment equal to the accumulated value of your Contract, less any applicable administrative charges, interest charge adjustment, and surrender charge. If you request a partial withdrawal, it will result in a reduction in your accumulated value equal to the amount you receive plus any applicable surrender charge, administrative charges and interest change adjustment.

There is no limit on the frequency of partial withdrawals. However, the minimum amount that you may withdraw is $500 or your entire balance in the Investment Fund or Guarantee Period, if less. If you do not tell us otherwise, the amounts that we will withdraw from the Investment Funds will be on a pro rata basis. If you make a partial withdrawal from the Fixed Account, you may be subject to further limitations.

If, after the withdrawal (and deduction of any applicable administrative charges, interest change adjustment and surrender charge), the amount remaining in the Investment Fund is less than $500, we may treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Fund. If a partial withdrawal plus any applicable administrative charges, interest change adjustment and surrender charge would reduce the accumulated value to less than $500, we may treat the partial withdrawal as a full surrender of your Contract.

The amount you receive can be less than the amount requested if your accumulated value is insufficient to cover applicable charges. Any withdrawal request cannot exceed the accumulated value of your Contract. If a partial withdrawal would result in the remaining accumulated value being lower than the surrender charges due, the partial withdrawal request will be treated as a full surrender.

We will, upon request, provide you with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. We reserve the right to charge a reasonable fee to recover the administrative expenses associated with these requests.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. If at the time you make a written request for a full surrender or a partial withdrawal, you do not provide us with a written election not to have Federal income taxes withheld, we must by law withhold such taxes from the taxable portion of any surrender or withdrawal.

Systematic Withdrawal Plan

We administer a systematic withdrawal plan ("SWP") which allows you to authorize periodic withdrawals during the accumulation period. If you enter into a SWP agreement, you will instruct us to withdraw selected amounts from your Contract on a monthly, quarterly, semiannual or annual basis. In requesting a SWP, you must specify the amounts to be withdrawn from each Investment Fund and Guarantee Period, if any. If you do not specify, the total amount including any applicable surrender charges will be deducted from all Investment Funds pro-rata. Currently, the SWP is available if you request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge. Amounts withdrawn from the Fixed Account may be subject to the interest change adjustment and other restrictions. Withdrawals taken under the SWP may also be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. The SWP may be terminated at any time by you or us.



                                  DEATH BENEFIT

In every case of death, we must receive proof of your death or the death of the annuitant before we are obliged to act.

Death of a Contract Owner who is the Annuitant .

If you die during the accumulation phase, and if your surviving spouse is the beneficiary, the spouse may continue the Contract as the new owner. The death benefit, if more than the accumulated value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the accumulated value. If your surviving spouse is not the beneficiary, the death benefit will become payable to the beneficiary.

If you die during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Death of a Contract Owner who is not the Annuitant .

If a you die during the accumulation phase, and if your surviving spouse is the annuitant, the spouse may continue the Contract as the new owner. If your surviving spouse is not the Annuitant, the accumulated value, less any applicable administration fees, interest change adjustment, or surrender charge, will be distributed to the beneficiary.

If you die during the income phase, we will not pay a death benefit.

Death of the Annuitant who is not a Contract Owner .

If the Annuitant dies during the accumulation phase and before you or any joint owner, the death benefit is paid to the beneficiary. The beneficiary may elect to receive these benefits through one of the annuity options available under the Contract or in a single lump sum. If an election is not made by written request within one year after the death of the annuitant, the death benefit will be paid in a single lump sum.

If the Annuitant dies during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Other provisions .

Except as otherwise provided above, payments made under the death benefit provisions will be made in one lump sum and must be made within 5 years after the date of your death or that of the Annuitant. If, however, you or your beneficiary make a written choice of one of the two options described below, we will treat the proceeds as you or your beneficiary has chosen. The two options are:

     (i) Leave the proceeds of the Contract with us. The entire accumulated value must be paid in a lump sum to the beneficiary before the end of the fifth year after your death or that of the annuitant's death.

     (ii) Apply the proceeds to create an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary (as determined for Federal tax purposes) at the time of your death, and must begin within one year after your death or that of the annuitant's.

Amount of Death Benefit

If your Contract is issued on or after the annuitant's 80th birthday, the death benefit amount is the accumulated value, less any applicable interest change adjustment, surrender charge or administrative charges.

If your Contract is issued before the annuitant's 80th birthday, the death benefit amount is the amount described below, less any applicable interest change adjustment and administrative charges. The death benefit amount for the first contract year is the greater of:

          (a) the sum of all net purchase payments made, less any amounts deducted through partial withdrawals; or

          (b)  the accumulated value of your Contract.

After the first year, the death benefit amount will be the greater of:

          (a)  the accumulated value of your Contract; or

          (b)  the death benefit reset amount.

The first death benefit reset amount will be determined on the last day of the first Contract Year and will be the greater of a) the accumulated value or b) the sum of all net purchase payments less any amounts withdrawn. Thereafter, the death benefit reset amount will be the greater of a) the accumulated value on the last day of the Contract Year or b) the prior death benefit reset amount plus any net purchase payments less withdrawals since the prior death benefit reset amount was determined.

If the Contract was issued prior to the annuitant's 75th birthday, the death benefit reset will occur on the last day of each Contract Year until the annuitant's 80th birthday. After age 80, the death benefit reset will occur every six Contract Years measured from the date the Contract was issued. However, if the Contract was issued on or after the annuitant's 75th birthday, the death benefit reset amount will continue to be the amount which was calculated on the last day of the Contract Year prior to the annuitant's 80th birthday and will not be redetermined.

The death benefit amount is determined as of the date due proof of death, Written Request for payment and all other requirements have been received at our Annuity Service Office.

Contracts Issued Under Section 401/457 of the Code

If the annuitant dies during the accumulation phase the death benefit will equal the accumulated value, less any applicable interest change adjustment, surrender charge, or administrative charges for Contracts issued under Section 401 or 457 of the Code with multiple participants.

                               ANNUITY PROVISIONS

The accumulated value on the annuity date, less any applicable administration charges, interest change adjustment, surrender charge and premium tax will be applied to an annuity option. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments lasting for a period of less than ten years.

Annuity Date

Annuity payments will begin on the annuity date, unless your Contract has been surrendered or the proceeds have been paid to the designated beneficiary prior to that date. The annuity date must be on the later of the first day of the first month following the annuitant's 85th birthday or upon completion of five contract years measured from the date of issue. Under certain qualified arrangements, distributions may be required before the annuity date. You may change the annuity date.

Annuity Options

The annuity option may be elected or changed if it was not irrevocable by written request, provided the annuitant is still alive. Election of an annuity option must be made before thirty days before the annuity date.

Currently, the minimum amount which you may apply under an annuity option is $5,000 and the minimum annuity payment is $50. If the accumulated value of your Contract is less than $5,000 when the annuity date arrives, we will make a lump sum payment of the remaining amount to you. If at any time payments are, or become, less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50. We reserve the right to change these requirements.

The following options are currently available:

     Option 1 - Life Annuity - An annuity payable in monthly, quarterly, semi-annual or annual payments during the lifetime of the annuitant, ceasing with the last installment due prior to the death of the annuitant. Since there is no provision for a minimum number of payments under this annuity option, the payee would receive only one payment if the annuitant died prior to the due date of the second payment, two payments if the annuitant died prior to the due date of the third payment, etc.

     Option 2 - Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed - An annuity payable in monthly, quarterly, semi-annual, or annual payments during the lifetime of the annuitant, with the guarantee that if, at the death of the annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the beneficiary during the remainder of the elected period.

     Option 3 - Joint and Survivor Income for Life - An annuity payable in monthly, quarterly, semi-annual, or annual payments while both the annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. Since there is no provision for a minimum number of payments under Annuity Option 3, the payees would receive only one payment if both the annuitant and the second person died prior to the due date of the second payment, two payments if they died prior to the due date of the third payment, etc.

     Option 4 - Income for a Fixed Period - An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option.

With respect to any Option not involving a life contingency (e.g., Option 4 - Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum.

Value of Variable Annuity Payments

The dollar amount of your payment from the Investment Fund(s) will depend upon four things:

     * the value of your Contract in the Investment Fund(s) on the annuity commencement date;

     * the 4% assumed investment rate used in the annuity table for the Contract; and

     *    the performance of the Investment Funds you selected; and

     * if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.

                              FEDERAL TAX MATTERS

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals -  Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals -  Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals -  Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

         (1)      reaches age 59 1/2;
         (2)      leaves his/her job;
         (3)      dies;
         (4)      becomes disabled (as that term is defined in the Code); or
         (5)      in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Funds are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the Investment Funds. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the Investment Funds.

Section 403(b) Plans

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The Investment Company Act of 1940 has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no-action letter allows the Separate Account to apply the restrictions created by Code
Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure Contract Owners are aware of the Code restrictions. General American believes it is in compliance with the provisions of the no-action letter.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

                            YIELDS AND TOTAL RETURNS

We periodically advertise performance of the various Investment Funds. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense charges, and surrender charges.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

The Separate Accounts

The Separate Accounts were established on May 28, 1992, pursuant to authorization by our Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of us by the SEC.

Purchase payments may be received by the Separate Accounts from individual variable annuity contracts that are Qualified Contracts entitled to favorable tax treatments under the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Any such purchase payments are pooled together and invested separately from our General Account (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Accounts.

Under Missouri law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to annuity payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that we may conduct. The income, gains, and losses, whether or not realized, from the assets of each Investment Fund of a Separate Account are credited to or charged against that Investment Fund without regard to any other income, gains, or losses.

Separate Account  Twenty-Eight  currently has four Investment Funds.  These are:

         *        GT Global Variable Strategic Income Fund
         *        GT Global Variable Global Government Income Fund
         *        GT Global Variable U.S. Government Income Fund
         *        GT Global Money Market Fund

Separate Account Twenty-Nine currently has ten Investment Funds. These are:

        *        GT Global Variable New Pacific Fund
        *        GT Global Variable Europe Fund
        *        GT Global Variable Latin America  Fund
        *        GT Global Variable America Fund
        *        GT Global Variable International Fund
        *        GT Global Variable Infrastructure Fund
        *        GT Global Variable Natural Resources Fund
        *        GT Global Variable Emerging Markets Fund
        *        GT Global Variable Telecommunications Fund
        *        GT Global Variable Growth & Income Fund

These are the only Investment Funds currently available under the Contracts.

Principal Underwriter

As of May 1, 1999, Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is one of our affiliates. Life Sales will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 5.25% of purchase payments for such Contracts, plus 0.25% of the contract value in all Investment Funds per year. As an alternative, Life Sales may pay distribution compensation to selected broker/dealers in amounts which are not expected to exceed 6.0% of purchase payments for such Contracts, with no residual payments.

Voting Rights

We are the legal owner of the Investment Fund shares. However, we believe that when an Investment Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Assignments and Changes of Ownership

With respect to nonqualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind us unless:

     (1)  it is made in a written instrument;

     (2) the original instrument or a certified copy is filed at our Annuity Service Office; and

     (3)  we send you a receipt.

We are not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

Any request received by us which is not specifically addressed in an assignment document must be in writing and signed by both the assignor and the assignee.

Ownership

You, as the owner of the contract, have all the rights under the contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the contract is issued, unless changed. If there are joint owners, any rights of ownership must be done by joint action.

The Beneficiary

The beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the annuitant's or your death. The original beneficiary is named in the Contract Application. Subject to any assignment of a Contract, you may change the beneficiary designation during the lifetime of the annuitant by the filing of a written request acceptable to us at our Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for Life) is selected, the designation of the second annuitant may not be changed after annuity payments begin. If the beneficiary designation is changed, we reserve the right to require that the Contract be returned for endorsement. A beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a second beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary beneficiary's death. If a beneficiary has not been designated by you or if a beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any annuity payments are to be made, the beneficiary shall be your estate.

Deferment of Payment

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may also delay the payment of a surrender or partial withdrawal from the Fixed Account for up to six months from receipt of written request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.

Year 2000

We have developed and initiated plans to assure that our computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on our financial position or results of operation. We believe that we have taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.

Financial Statements

The financial statements for General American and both Separate Accounts Twenty-Eight and Twenty-Nine (as well as the auditors' reports thereon) are included in the Statement of Additional Information.

Statement of Additional Information - Table of Contents

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION
      Reduction of the Surrender Charge

PERFORMANCE INFORMATION
      Total Return
      Money Market Yield
      Yields of Other Investment Funds
      Historical Unit Values
      Effect of the Annual Contract Fee

FEDERAL TAX STATUS
      General
      Diversification
      Multiple Contracts
      Contracts Owned by Other than Natural Persons
      Tax Treatment of Assignments
      Income Tax Withholding
      Tax Treatment of Withdrawals - Non-Qualified Contracts
      Qualified Plans
      Tax Treatment of Withdrawals - Qualified Contracts
      Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
      Computation of the Value of an Annuity Unit
      Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
      Participating
      Incorrect Age or Sex
      Annuity data
      Quarterly Reports
      Incontestability
      Ownership
      Reinstatement

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

OTHER INFORMATION

FINANCIAL STATEMENTS



                                   APPENDIX A

Example of Surrender Charge Calculations

This example assumes that the date of the full surrender or partial withdrawal is during the 10th Contact Year.

    1                     2            3                     4
    -                     -            -                     -
    1                 $2,000           0%                      $0
    2                 $2,000           0%                      $0
    3                 $2,000           0%                      $0
    4                 $2,000           0%                      $0
    5                 $2,000           1%                  $20.00
    6                 $2,000           2%                  $40.00
    7                 $2,000           3%                  $60.00
    8                 $2,000           4%                  $80.00
    9                 $2,000           5%                 $100.00
    10                $2,000           6%                 $120.00
                      ------                              -------
                      $20,000                             $420.00

Explanation of Columns in Table

Column 1:
Represents Contract Years

Column 2:
Represents amounts of Net Purchase Payments. Each Net Purchase Payment is made on the first day of each Contract Year.

Column 3:
Represents the surrender charge percentages imposed on the amounts in Column 2.

Column 4:
Represents the surrender charge imposed on each Net Purchase Payment. It is determined by multiplying the amount in Column 2 by the percentage in Column 3.

For example, the surrender charge imposed on Net Purchase Payment 7

= Net Purchase Payment 7 Column 2 x Net Purchase Payment 7 Column 3
= $2,000 x 3%
= $60

Full Surrender

The total of Column 4, $420, represents the total amount of surrender charge imposed on Net Purchase Payments in this example. No free amount is allowed upon full surrender. If the Accumulated Value is $30,000, the amount received upon surrender would be $29,580, less any applicable interest change adjustment or administrative fees.

Partial Withdrawal

The sum of amounts in Column 4 for as many Net Purchase Payments as are liquidated reflects the surrender charge imposed in the case of a partial withdrawal.

If the Accumulated Value is $30,000, $6,000 can be withdrawn without incurring a surrender charge ("free amount"). This assumes that there have been at least two Contract Years since January 1, 1996, and no free amounts have been withdrawn in the prior contract year. The free amount does not reduce premiums still subject to charge.

For example, if $20,000 were withdrawn, the first $6,000 represents the free amount. The next $14,000 would be a withdrawal of the first seven Net Purchase Payments. The amount of surrender charges imposed would be the sum of amounts in Column 4 for Net Purchase Payments 1, 2, 3, 4, 5, 6, and 7 which is $120.

The amount received would be $19,880, less any applicable interest change adjustment.

Full Surrender following Partial Withdrawal

The Accumulated Value remaining after the partial withdrawal is $10,000. The first seven Net Purchase Payments were withdrawn as part of the partial withdrawal. If the Contract is fully surrendered in the 10th Contract Year after the partial withdrawal, the remaining three Net Purchase Payments will incur a surrender charge equal to the sum of the amounts in Column 4 for Net Purchase Payments 8, 9, and 10, which is $300.

The amount received would be $9,700, less any applicable interest change adjustment or administrative fees.


HISTORICAL CHARTS OF UNITS AND UNIT VALUES

The initial value of an accumulation unit in Separate Account Twenty-Eight and Separate Account Twenty-Nine was set as $12.00. The charts below show accumulation unit values and the numbers of units outstanding from inception of each Investment Fund through December 31, 1998. There can be no assurance that the future investment performance of these Separate Account Investment Funds will be comparable to past performance.

Chart 1 - Separate Account Twenty-Eight

                                                                                                   Total Units
                                                Accumulation            Accumulation              Outstanding,
                                                  Unit Value:            Unit Value:             End of Period
                                    Year    Beginning of Period        End of Period             (in thousands)
                                    ----    -------------------        -------------             --------------
Money Market Fund                   1998           13.75                     14.22                    2,024
                                    1997             13.30                    13.75                    1,943
                                    1996             12.87                    13.30                    1,490
                                    1995             12.40                    12.87                    1,158
                                    1994             12.15                    12.40                    1,572
                                    1993             12.00*                   12.15                      303
Variable Strategic Income           1998             18.45                    18.09                    1,179
         Fund                       1997             17.46                    18.45                    1,505
                                    1996             14.56                    17.46                    1,807
                                    1995             12.36                    14.56                    1,737
                                    1994             15.11                    12.36                    1,886
                                    1993             12.00*                   15.11                    1,187
Variable Global Government          1998             14.36                    15.96                       552
         Income Fund                1997             13.95                    14.36                       571
                                    1996             13.33                    13.95                       743
                                    1995             11.66                    13.33                       893
                                    1994             12.95                    11.66                       825
                                    1993             12.00*                   12.95                       464
Variable U.S. Government            1998             14.19                    15.27                       483
         Income Fund                1997             13.29                    14.19                       515
                                    1996             13.18                    13.29                       410
                                    1995             11.65                    13.18                       452
                                    1994             12.61                    11.65                       205
                                    1993             12.00*                   12.61                         69

*    At inception on February 10, 1993.

Chart 2  Separate Account Twenty-Nine
                                                                                                 Total Units
                                            Accumulation               Accumulation              Outstanding,
                                            Unit Value:                Unit Value:               End of Period
                                    Year    Beginning of Period        End of Period             (in thousands)
                                    ----    -------------------        -------------             --------------
Variable New Pacific Fund           1998             10.11                    8.52                       1,146
                                    1997             17.41                   10.11                       1,518
                                    1996             13.48                   17.41                       1,776
                                    1995             13.70                   13.48                       1,687
                                    1994             15.87                   13.70                       1,410
                                    1993             12.00*                  15.87                         492
Variable Europe Fund                1998             23.41                   26.78                       1,210
                                    1997             20.62                   23.41                       1,166
                                    1996             16.05                   20.62                       1,182
                                    1995             14.84                   16.05                         970
                                    1994             15.14                   14.84                       1,007
                                    1993             12.00*                  15.14                         349
Variable America Fund               1998             26.08                   27.80                       1,458
                                    1997             23.02                   26.08                       1,679
                                    1996             19.69                   23.02                       1,802
                                    1995             15.93                   19.69                       1,906
                                    1994             13.59                   15.93                         953
                                    1993             12.00*                  13.59                         117
Variable Growth & Income            1998             20.02                   23.61                       2,342
         Fund                       1997             17.47                   20.02                       2,506
                                    1996             15.23                   17.47                       2,080
                                    1995             13.37                   15.23                       2,002
                                    1994             13.96                   13.37                       1,908
                                    1993             12.00*                  13.96                         827
Variable Latin America Fund         1998             19.18                   11.03                         806
                                    1997             16.98                   19.18                       1,429
                                    1996             14.06                   16.98                       1,292
                                    1995             18.79                   14.06                       1,380
                                    1994             17.46                   18.79                       1,412
                                    1993             12.00*                  17.46                         463
Variable Telecommunications         1998             22.33                   26.89                       2,558
         Fund                       1997             19.76                   22.33                       3,030
                                    1996             16.79                   19.76                       3,177
                                    1995             13.77                   16.79                       3,019
                                    1994             13.03                   13.77                       2,612
                                    1993             12.00*                  13.03                         605
Variable International Fund         1998             12.34                   12.11                         581
                                    1997             11.70                   12.34                         454
                                    1996             10.94                   11.70                         384
                                    1995             11.22                   10.94                         314
                                    1994             12.00                   11.22                         172
Variable Emerging Markets           1998             11.96                    7.44                         739
         Fund                       1997             14.06                   11.96                       1,361
                                    1996             10.88                   14.06                       1,234
                                    1995             11.93                   10.88                         809
                                    1994             12.00                   11.93                         574
Variable Natural Resources          1998             21.54                   14.23                         436
         Fund                       1997             21.57                   21.54                         763
                                    1996             14.47                   21.57                         746
                                    1995             12.00                   14.47                          86
Variable Infrastructure Fund        1998             16.71                   17.52                         351
                                    1997             16.13                   16.71                         518
                                    1996             13.10                   16.13                         366
                                    1995             12.00                   13.10                         113

* At inception on February 10, 1993, except for the Variable Telecommunications Fund, which commenced operations on October 18, 1993; the Variable International Fund which commenced operations on July 12, 1994; the Variable Emerging Markets Fund, which commenced operations on July 6, 1994; and the Variable Natural Resources Fund and the Variable Infrastructure Fund, which both commenced operations on January 31, 1995.


                                    PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    issued by

                       GENERAL AMERICAN SEPARATE ACCOUNT
                                  TWENTY-EIGHT

                                       AND

                     GENERAL AMERICAN LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1999, FOR THE INDIVIDUAL VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: GENERAL AMERICAN LIFE INSURANCE COMPANY, GTG/VA DEPARTMENT, P.O. BOX 66821, ST. LOUIS, MISSOURI, 63166-6821, (800) 237-6580.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1999.


                                TABLE OF CONTENTS
                                                                            Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION
         Reduction of the Surrender Charge

PERFORMANCE INFORMATION
         Total Return
         Money Market Yield
         Yields of Other Investment Funds
         Historical Unit Values
         Effect of the Annual Contract Fee

FEDERAL TAX STATUS
         General
         Diversification
         Multiple Contracts
         Contracts Owned by Other than Natural Persons
         Tax Treatment of Assignments
         Income Tax Withholding
         Tax Treatment of Withdrawals - Non-Qualified Contracts
         Qualified Plans
         Tax Treatment of Withdrawals - Qualified Contracts
         Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
         Computation of the Value of an Annuity Unit
         Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
         Participating
         Incorrect Age or Sex
         Annuity data
         Quarterly Reports
         Incontestability
         Ownership
         Reinstatement

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

OTHER INFORMATION

FINANCIAL STATEMENTS

                                     COMPANY

General American Life Insurance Company ("General American") is a stock insurance company wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by General American Mutual Holding Company, a mutual holding company organized under Missouri law. General American was chartered in 1933 and since then has continuously engaged in the business of life insurance, annuities, and accident and health insurance. General American's National Headquarters (Home Office) is located at 700 Market Street, St. Louis. Missouri 63101. The telephone number is 314-231-1700. It is licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and is registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

                                     EXPERTS

Audited financial statements of General American Life Insurance Company and the Separate Account have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Reduction of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the surrender charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the surrender charge.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION
Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Investment Fund over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Investment Fund being advertised and any applicable surrender charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                P (1 + T) = ERV

Where:

P    = a hypothetical initial payment of $1,000

T    = average annual total return

n    = number of years

ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Fund will fluctuate over time, and any presentation of the Investment Fund's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Money Market Yield Calculation

Advertisements and sales literature concerning the Contracts may report the "current annualized yield" for the Investment Funds of the Separate Accounts that invests in the GT Global: Money Market Fund, without taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by:

(a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Investment Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period;

(b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and

(c)  annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Investment Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Investment Fund, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

     Current Yields = (NCF - ES/UV) X (365/7)

         Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV   = the unit value for the first day of the 7-day period.

General American advertisement and sales literature may also quote the "effective yield" of the Investment Fund investing in the GT Global: Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                       365/7
                    Effective Yield = (1+((NCF-ES)/UV))       - 1,

         Where:

          NCF = the net change in the value of one unit in the Investment Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV   = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Fund will be lower than the yield for the Investment Fund or the corresponding Trust which underlie the Investment Fund.

Yields on amounts in the Money Market Fund will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Investment Fund is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Investment Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Fund may also be presented for periods other than seven days.


Yields of Other Investment Funds

Advertisements and sales literature for the Contract may report the current annualized yield of one or more of the Investment Funds (other than the Money Market Fund) for a 30-day or one-month period. The annualized yield of an Investment Fund refers to income generated by the Investment Fund during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Investment Fund during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by:

(1) dividing the net investment income of the fund corresponding to the Investment Fund less expenses for the Investment Fund for the period; by

(2) the maximum offering price per unit of the Investment Fund on the last day of the period times the daily average number of units outstanding for the period; then

(3)  compounding that yield for a 6-month period; and then

(4)  multiplying that result by 2.

Expenses attributable to the Investment Fund include the mortality and expense risk charge, the administrative charge for the Investment Fund, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:

                                                     6
                      Yield = 2x((((N1-ES)/(UxUV))+1) - 1)

         Where:

          NI = net investment income of the Fund for the 30-day or one-month period in question

          ES = expenses of the Investment Fund for the 30-day or one-month period

          U    = the average number of units outstanding

          UV = the unit value at the close of the last day in the 30-day or one- month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for an Investment Fund will be lower than the yield for the corresponding Fund.

The yield on amounts in any Investment Fund will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for an Investment Fund is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Investment Funds against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Fund being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Effect of the Annual Contract Fee

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value exceeds $20,000, or if the entire account value is in the Fixed Account, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

                               FEDERAL TAX STATUS

General

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.
Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Accounts are not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity Contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the Investment Funds underlying variable Contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Accounts will cause the Owner to be treated as the owner of the assets of the Separate Accounts, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Accounts. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Accounts resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Accounts.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of Contracts. For purposes of this rule, Contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity Contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.
Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Computation of the Value of an Annuity Unit

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts.

As a starting point, the value of a Separate Account Twenty-Eight and Twenty-Nine annuity unit was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and
(b) the net investment factor for the fifth business day preceding such business day.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $12.22, determined as follows:

      1.00176027        $12.200000
      X .99989256       X 1.00165264
      -----------       ------------
      1.00165264        $12.220162208


Determination of the Amount of the First Annuity Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Investment Fund on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of accumulated value of the Contract allocated to the Investment Fund.

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity Contracts then being issued for a similar class of annuitants.

Determination of the Fluctuating Values of the Annuity Installments

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

                                 GENERAL MATTERS

Participating

The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a Contract. If any divisible surplus is credited to a Contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.

Incorrect Age or Sex

If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

Annuity Data

General American will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to General American.

Quarterly Reports

Quarterly, General American will give the contract owner a report of the current accumulated value allocated to each Investment Fund; the current accumulated value allocated to the General Account; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

Incontestability

General American cannot contest this Contract.

Ownership

The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.

Reinstatement

A Contract may be reinstated if a stipulated payment is in default and if the accumulated value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the annuitant but before the annuity date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Accounts is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Investment Funds of the separate account.

                                STATE REGULATION

General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the Separate Accounts.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Separate Accounts are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                          INDEPENDENT AUDITORS' REPORT

- ------------------------------------------------------------------------------

The Board of Directors
General American Life Insurance Company
and Contractholders of General American Life
Insurance Company Separate Account Twenty-eight and Separate Account Twenty-nine:

We have audited the statements of assets and liabilities, including the schedule of investments of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of General American Separate Account Twenty-nine as of December 31, 1998, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented. These financial statements and condensed financial information are the responsibility of the management of General American Separate Accounts Twenty-eight and Twenty-nine. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with GT Global Variable Investment Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Divisions of General American Separate Account Twenty-eight and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Divisions of General American Separate Account Twenty-nine as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the condensed financial information for all periods presented, in conformity with generally accepted accounting principles.

                                                                 KPMG LLP

ST. LOUIS, MISSOURI
FEBRUARY 12, 1999

                                       D1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                       D2

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

- ------------------------------------------------------------------------------

                                                        VARIABLE    VARIABLE GLOBAL   VARIABLE U.S.
                                             MONEY      STRATEGIC     GOVERNMENT       GOVERNMENT
                                            MARKET       INCOME         INCOME           INCOME
                                           DIVISION     DIVISION       DIVISION         DIVISION
                                          -----------  -----------  ---------------   -------------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......  $34,254,658  $21,352,753    $8,896,473       $7,434,652
  Receivable from GT Global Financial
   Services, Inc........................      130,265            0             0                0
                                          -----------  -----------  ---------------   -------------
    Total assets........................   34,384,923   21,352,753     8,896,473        7,434,652
                                          -----------  -----------  ---------------   -------------
Liability:
  Payable to General American Life
   Insurance Company....................    3,055,592       28,623        92,130           68,231
                                          -----------  -----------  ---------------   -------------
    Total net assets....................  $31,329,331  $21,324,130    $8,804,343       $7,366,421
                                          -----------  -----------  ---------------   -------------
                                          -----------  -----------  ---------------   -------------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in
   Separate Account.....................  $31,329,331  $21,230,067    $8,766,456       $7,350,944
  Individual variable annuity contracts
   cash value in payment period.........            0       94,063        37,887           15,477
                                          -----------  -----------  ---------------   -------------
    Total net assets....................  $31,329,331  $21,324,130    $8,804,343       $7,366,421
                                          -----------  -----------  ---------------   -------------
                                          -----------  -----------  ---------------   -------------
Total individual units held.............    2,203,682    1,179,085       551,577          482,545
Individual unit value...................  $     14.22  $     18.09    $    15.96       $    15.27
Cost of investments.....................  $34,254,658  $22,746,695    $8,914,837       $7,428,628

              See accompanying notes to the financial statements.

                                       D3

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1998

- ------------------------------------------------------------------------------

                                                       VARIABLE    VARIABLE GLOBAL   VARIABLE U.S.
                                            MONEY      STRATEGIC     GOVERNMENT       GOVERNMENT
                                            MARKET      INCOME         INCOME           INCOME
                                           DIVISION    DIVISION       DIVISION         DIVISION
                                          ----------  -----------  ---------------   -------------
Investment income:
  Dividend income.......................  $1,489,559  $ 1,724,505     $ 474,106        $ 367,257
Expenses:
  Mortality, expense and administrative
   charges..............................    (443,328)    (338,014)     (121,937)        (101,078)
                                          ----------  -----------  ---------------   -------------
  Net investment income.................   1,046,231    1,386,491       352,169          266,179
                                          ----------  -----------  ---------------   -------------
Net realized gain (loss) on investments:
  Realized gain from distributions......           0            0             0                0
  Realized gain (loss) on sales.........           0     (688,015)      591,887          418,601
                                          ----------  -----------  ---------------   -------------
  Net realized gain (loss) on
   investments..........................           0     (688,015)      591,887          418,601
                                          ----------  -----------  ---------------   -------------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................           0     (197,919)       26,963          146,515
  Unrealized gain (loss) on investments,
   end of period........................           0   (1,393,942)      (18,364)           6,024
                                          ----------  -----------  ---------------   -------------
  Net unrealized (loss) on
   investments..........................           0   (1,196,023)      (45,327)        (140,491)
                                          ----------  -----------  ---------------   -------------
  Net gain (loss) on investments........           0   (1,884,038)      546,560          278,110
                                          ----------  -----------  ---------------   -------------
  Net increase (decrease) in net assets
   resulting from operations............  $1,046,231  $  (497,547)    $ 898,729        $ 544,289
                                          ----------  -----------  ---------------   -------------
                                          ----------  -----------  ---------------   -------------

              See accompanying notes to the financial statements.

                                       D4

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the years ended December 31, 1998 and 1997

- ------------------------------------------------------------------------------


                                                                            VARIABLE
                                                                        STRATEGIC INCOME
                                           MONEY MARKET DIVISION            DIVISION
                                          ------------------------  ------------------------
                                             1998         1997         1998         1997
                                          -----------  -----------  -----------  -----------
Operations:
  Net investment income.................  $ 1,046,231  $   725,948  $ 1,386,491  $ 1,595,442
  Net realized gain (loss) on
   investments..........................            0            0     (688,015)   2,366,466
  Net unrealized gain (loss) on
   investments..........................            0            0   (1,196,023)  (2,341,472)
                                          -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................    1,046,231      725,948     (497,547)   1,620,436
                                          -----------  -----------  -----------  -----------
  Deposits into Separate Account........    4,126,570   11,693,462      589,616    2,322,838
  Transfers to (from) Separate
   Account..............................   10,874,210    3,257,598   (1,661,337)  (4,271,620)
  Withdrawals from Separate Account.....  (11,447,788)  (8,768,848)  (4,875,464)  (3,453,930)
                                          -----------  -----------  -----------  -----------
    Net deposits into (withdrawals from)
     Separate Account...................    3,552,992    6,182,212   (5,947,185)  (5,402,712)
                                          -----------  -----------  -----------  -----------
  Increase (decrease) in net assets.....    4,599,223    6,908,160   (6,444,732)  (3,782,276)
  Net assets, beginning of period.......   26,730,108   19,821,948   27,768,862   31,551,138
                                          -----------  -----------  -----------  -----------
  Net assets, end of period.............  $31,329,331  $26,730,108  $21,324,130  $27,768,862
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

                                                  VARIABLE                  VARIABLE
                                             GLOBAL GOVERNMENT          U.S. GOVERNMENT
                                              INCOME DIVISION           INCOME DIVISION
                                          ------------------------  ------------------------
                                             1998         1997         1998         1997
                                          -----------  -----------  -----------  -----------
Operations:
  Net investment income.................  $   352,169  $   485,143  $   266,179  $   224,099
  Net realized gain (loss) on
   investments..........................      591,887      (55,446)     418,601      (21,381)
  Net unrealized gain (loss) on
   investments..........................      (45,327)    (201,827)    (140,491)     173,803
                                          -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................      898,729      227,870      544,289      376,521
                                          -----------  -----------  -----------  -----------
  Deposits into Separate Account........      232,266      859,739      274,206    1,727,218
  Transfers to (from) Separate
   Account..............................      867,608   (1,767,441)     448,034      818,277
  Withdrawals from Separate Account.....   (1,401,213)  (1,479,355)  (1,203,725)  (1,071,382)
                                          -----------  -----------  -----------  -----------
    Net deposits into (withdrawals from)
     Separate Account...................     (301,339)  (2,387,057)    (481,485)   1,474,113
                                          -----------  -----------  -----------  -----------
  Increase (decrease) in net assets.....      597,390   (2,159,187)      62,804    1,850,634
  Net assets, beginning of period.......    8,206,953   10,366,140    7,303,617    5,452,983
                                          -----------  -----------  -----------  -----------
  Net assets, end of period.............  $ 8,804,343  $ 8,206,953  $ 7,366,421  $ 7,303,617
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

              See accompanying notes to the financial statements.

                                       D5

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

- ------------------------------------------------------------------------------


                                            VARIABLE      VARIABLE      VARIABLE
                                          NEW PACIFIC      EUROPE       AMERICA
                                            DIVISION      DIVISION      DIVISION
                                          ------------  ------------  ------------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......  $ 9,795,249   $ 31,555,510  $ 38,365,879
  Receivable from General American Life
   Insurance Company....................           --        834,732     2,178,157
                                          ------------  ------------  ------------
    Total assets........................    9,795,249     32,390,242    40,544,036
                                          ------------  ------------  ------------
Liability:
  Payable to General American Life
   Insurance Company....................       28,762             --            --
                                          ------------  ------------  ------------
    Total net assets....................  $ 9,766,487   $ 32,390,242  $ 40,544,036
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................  $ 9,753,047   $ 32,356,720  $ 40,454,813
  Individual variable annuity contracts
   cash value in payment period.........       13,440         33,522        89,223
                                          ------------  ------------  ------------
    Total net assets....................  $ 9,766,487   $ 32,390,242  $ 40,544,036
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------
Total individual units held.............    1,146,208      1,209,667     1,458,252
Individual unit value...................  $      8.52   $      26.78  $      27.80
Cost of investments.....................  $ 9,564,303   $ 30,086,433  $ 38,776,103

              See accompanying notes to the financial statements.

                                       D6

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              STATEMENTS OF ASSETS
                            AND LIABILITIES (cont'd)
                               December 31, 1998

- ------------------------------------------------------------------------------

                        VARIABLE                      VARIABLE                      VARIABLE      VARIABLE
                        GROWTH &      VARIABLE        TELECOM-      VARIABLE        EMERGING      NATURAL        VARIABLE
                         INCOME     LATIN AMERICA   MUNICATIONS   INTERNATIONAL     MARKETS      RESOURCES    INFRASTRUCTURE
                        DIVISION      DIVISION        DIVISION      DIVISION        DIVISION      DIVISION       DIVISION
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Assets:
  Investments in GT
   Global Variable
   Investment Funds,
   at market value
   (see Schedule of
   Investments):....  $ 55,232,648  $  8,919,049    $69,169,968    $ 7,078,025    $  5,517,251  $  6,224,119   $ 6,173,230
  Receivable from
   General American
   Life Insurance
   Company..........        59,389            --             --             --              --            --            --
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total assets....    55,292,037     8,919,049     69,169,968      7,078,025       5,517,251     6,224,119     6,173,230
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Liability:
  Payable to General
   American Life
   Insurance
   Company..........            --        33,697        389,723         43,272          20,248        15,205        22,323
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total net
     assets.........  $ 55,292,037  $  8,885,352    $68,780,245    $ 7,034,753    $  5,497,003  $  6,208,914   $ 6,150,907
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Total net assets
represented by:
  Individual
   variable annuity
   contracts cash
   value invested in
   Separate
   Account..........  $ 55,089,022  $  8,882,812    $68,678,341    $ 7,021,056    $  5,489,777  $  6,187,367   $ 6,140,510
  Individual
   variable annuity
   contracts cash
   value in payment
   period...........       203,015         2,540        101,904         13,697           7,226        21,547        10,397
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
    Total net
     assets.........  $ 55,292,037  $  8,885,352    $68,780,245    $ 7,034,753    $  5,497,003  $  6,208,914   $ 6,150,907
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
                      ------------  -------------   ------------  -------------   ------------  ------------  --------------
Total individual
 units held.........     2,341,622       805,893      2,557,657        580,885         738,674       436,185       351,122
Individual unit
 value..............  $      23.61  $      11.03    $     26.89    $     12.11    $       7.44  $      14.23   $     17.52
Cost of
 investments........  $ 52,978,416  $  9,793,550    $64,258,399    $ 6,839,183    $  5,610,801  $  9,300,842   $ 6,086,697

              See accompanying notes to the financial statements.

                                       D7

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            STATEMENTS OF OPERATIONS

                      For the year ended December 31, 1998

- ------------------------------------------------------------------------------


                                           VARIABLE     VARIABLE    VARIABLE
                                          NEW PACIFIC    EUROPE      AMERICA
                                           DIVISION     DIVISION    DIVISION
                                          -----------  ----------  -----------
Investment income:
  Dividend income.......................  $  323,237   $   60,495  $         0
Expenses:
  Mortality, expense and administrative
   charges..............................    (163,324 )   (500,692)    (559,355)
                                          -----------  ----------  -----------
Net investment income (loss)............     159,913     (440,197)    (559,355)
                                          -----------  ----------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......           0    3,888,940    6,014,808
  Realized gain (loss) on sales.........  (1,303,057 )  3,298,537      658,943
                                          -----------  ----------  -----------
    Net realized gain (loss) on
     investments........................  (1,303,057 )  7,187,477    6,673,751
                                          -----------  ----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................    (355,703 )    760,316    3,499,457
  Unrealized gain (loss) on investments,
   end of period........................     230,946    1,469,077     (410,224)
                                          -----------  ----------  -----------
    Net unrealized gain (loss) on
     investments........................     586,649      708,761   (3,909,681)
                                          -----------  ----------  -----------
    Net gain (loss) on investments......    (716,408 )  7,896,238    2,764,070
                                          -----------  ----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............  $ (556,495 ) $7,456,041  $ 2,204,715
                                          -----------  ----------  -----------
                                          -----------  ----------  -----------

              See accompanying notes to the financial statements.

                                       D8

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      For the year ended December 31, 1998

- ------------------------------------------------------------------------------

                                            VARIABLE                      VARIABLE                     VARIABLE     VARIABLE
                                            GROWTH &       VARIABLE       TELECOM-      VARIABLE       EMERGING      NATURAL
                                             INCOME      LATIN AMERICA   MUNICATIONS  INTERNATIONAL     MARKETS     RESOURCES
                                            DIVISION       DIVISION       DIVISION      DIVISION       DIVISION     DIVISION
                                          ------------   -------------   -----------  -------------   -----------  -----------
Investment income:
  Dividend income.......................   $ 1,161,313    $   280,405    $        0     $ 54,600      $     4,537  $         0
Expenses:
  Mortality, expense and administrative
   charges..............................      (765,215)      (203,424)     (952,157 )    (89,263)        (126,637)    (141,096)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net investment income (loss)............       396,098         76,981      (952,157 )    (34,663)        (122,100)    (141,096)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......       688,656        135,341     5,707,799      451,796          816,584    1,957,466
  Realized gain (loss) on sales.........     7,133,317     (8,063,814)    2,427,177      (63,604)      (7,502,716)  (5,049,897)
                                          ------------   -------------   -----------  -------------   -----------  -----------
    Net realized gain (loss) on
     investments........................     7,821,973     (7,928,473)    8,134,976      388,192       (6,686,132)  (3,092,431)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................     1,607,745       (443,493)     (248,171 )    118,551       (2,835,733)  (1,687,220)
  Unrealized gain (loss) on investments,
   end of period........................     2,254,232       (874,501)    4,911,569      238,842          (93,550)  (3,076,723)
                                          ------------   -------------   -----------  -------------   -----------  -----------
    Net unrealized gain (loss) on
     investments........................       646,487       (431,008)    5,159,740      120,291        2,742,183   (1,389,503)
                                          ------------   -------------   -----------  -------------   -----------  -----------
    Net gain (loss) on investments......     8,468,460     (8,359,481)   13,294,716      508,483       (3,943,949)  (4,481,934)
                                          ------------   -------------   -----------  -------------   -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $ 8,864,558    $(8,282,500)   $12,342,559    $473,820      $(4,066,049) $(4,623,030)
                                          ------------   -------------   -----------  -------------   -----------  -----------
                                          ------------   -------------   -----------  -------------   -----------  -----------


                                             VARIABLE
                                          INFRASTRUCTURE
                                             DIVISION
                                          --------------
Investment income:
  Dividend income.......................    $  74,835
Expenses:
  Mortality, expense and administrative
   charges..............................     (103,177)
                                          --------------
Net investment income (loss)............      (28,342)
                                          --------------
Net realized gain (loss) on investments:
  Realized gain from distributions......            0
  Realized gain (loss) on sales.........      280,277
                                          --------------
    Net realized gain (loss) on
     investments........................      280,277
                                          --------------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................      (22,448)
  Unrealized gain (loss) on investments,
   end of period........................       86,533
                                          --------------
    Net unrealized gain (loss) on
     investments........................      108,981
                                          --------------
    Net gain (loss) on investments......      389,258
                                          --------------
Net increase (decrease) in net assets
 resulting from operations..............    $ 360,916
                                          --------------
                                          --------------

              See accompanying notes to the financial statements.

                                       D9

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the years ended December 31, 1998 and 1997

- ------------------------------------------------------------------------------

                                                 VARIABLE                VARIABLE                VARIABLE
                                           NEW PACIFIC DIVISION      EUROPE DIVISION         AMERICA DIVISION
                                          ----------------------  ----------------------  ----------------------
                                             1998        1997        1998        1997        1998        1997
                                          ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Net investment income (loss)..........  $  159,913  $ (182,681) $ (440,197) $ (319,019) $ (559,355) $ (357,782)
  Net realized gain (loss) on
   investments..........................  (1,303,057) (8,240,926)  7,187,477   4,699,239   6,673,751   3,281,908
  Net unrealized gain (loss) on
   investments..........................     586,649  (1,413,022)    708,761    (249,802) (3,909,681)  2,257,731
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...    (556,495) (9,836,629)  7,456,041   4,130,418   2,204,715   5,181,857
  Deposits into Separate Account........     437,207   2,938,675   1,221,006   2,784,903   1,322,117   2,899,511
  Transfers to (from) Separate
   Account..............................  (3,613,152) (5,841,440)  3,539,888  (1,364,288)  2,386,380      (7,332)
  Withdrawals from Separate Account.....  (1,845,816) (2,847,511) (7,120,193) (2,631,950) (9,151,241) (5,773,807)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net deposits into (withdrawals from)
     Separate Account...................  (5,021,761) (5,750,276) (2,359,299) (1,211,335) (5,442,744) (2,881,628)
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (5,578,256) (15,586,905)  5,096,742  2,919,083  (3,238,029)  2,300,229
  Net assets, beginning of period.......  15,344,743  30,931,648  27,293,500  24,374,417  43,782,065  41,481,836
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Net assets, end of period.............  $9,766,487  $15,344,743 $32,390,242 $27,293,500 $40,544,036 $43,782,065
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------

                                                 VARIABLE                VARIABLE                VARIABLE
                                             EMERGING MARKETS       NATURAL RESOURCES         INFRASTRUCTURE
                                                 DIVISION                DIVISION                DIVISION
                                          ----------------------  ----------------------  ----------------------
                                             1998        1997        1998        1997        1998        1997
                                          ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Net investment income (loss)..........  $ (122,100) $ (200,012) $ (141,096) $ (246,069) $  (28,342) $  (68,225)
  Net realized gain (loss) on
   investments..........................  (6,686,132)  1,728,201  (3,092,431)  2,832,149     280,277     713,970
  Net unrealized gain (loss) on
   investments..........................   2,742,183  (3,766,102) (1,389,503) (2,761,942)    108,981    (447,579)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...  (4,066,049) (2,237,913) (4,623,030)   (175,862)    360,916     198,166
  Deposits into Separate Account........     384,193   2,609,384     785,669   4,014,997     314,984   2,336,821
  Transfers to (from) Separate
   Account..............................  (5,088,834)    523,758  (4,279,195) (2,016,970) (1,757,657)    822,498
  Withdrawals from Separate Account.....  (2,005,301) (1,972,242) (2,120,793) (1,475,571) (1,413,107)   (619,227)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Net deposits into (withdrawals from)
     Separate Account...................  (6,709,942)  1,160,900  (5,614,319)    522,456  (2,855,780)  2,540,092
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in net assets.....  (10,775,991) (1,077,013) (10,237,349)    346,594 (2,494,864)  2,738,258
  Net assets, beginning of period.......  16,272,994  17,350,007  16,446,263  16,099,669   8,645,771   5,907,513
                                          ----------  ----------  ----------  ----------  ----------  ----------
  Net assets, end of period.............  $5,497,003  $16,272,994 $6,208,914  $16,446,263 $6,150,907  $8,645,771
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------

              See accompanying notes to the financial statements.

                                      D10

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                 For the years ended December 31, 1998 and 1997

- ------------------------------------------------------------------------------

                                                 VARIABLE                                        VARIABLE         VARIABLE
                                             GROWTH & INCOME             VARIABLE           TELECOMMUNICATIONS    INTERNATIONAL
                                                 DIVISION         LATIN AMERICA DIVISION         DIVISION         DIVISION
                                          ----------------------  ----------------------  ----------------------  ---------
                                             1998        1997        1998        1997        1998        1997       1998
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
Operations:
  Net investment income (loss)..........  $  396,098  $  705,425  $   76,981  $ (392,175) $ (952,157) $ (948,489) $ (34,663)
  Net realized gain (loss) on
   investments..........................   7,821,973   7,956,869  (7,928,473)  5,652,203   8,134,976  16,144,141    388,192
  Net unrealized gain (loss) on
   investments..........................     646,487  (2,609,309)   (431,008) (2,046,668)  5,159,740  (7,331,066)   120,291
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
    Net increase (decrease) in net
     assets resulting from operations...   8,864,558   6,052,985  (8,282,500)  3,213,360  12,342,559   7,864,586    473,820
  Deposits into Separate Account........   1,394,718   4,320,103     566,968   2,589,354   1,541,601   4,817,136    192,290
  Transfers to (from) Separate
   Account..............................   4,831,962   8,674,747  (7,364,854)  2,508,321    (349,612)   (919,250) 1,676,410
  Withdrawals from Separate Account.....  (9,978,026) (5,205,730) (3,434,437) (2,847,642) (12,413,145) (6,885,267)  (915,108)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................  (3,751,346)  7,789,120  (10,232,323)  2,250,033 (11,221,156) (2,987,381)   953,592
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
  Increase (decrease) in net assets.....   5,113,212  13,842,105  (18,514,823)  5,463,393  1,121,403   4,877,205  1,427,412
  Net assets, beginning of period.......  50,178,825  36,336,720  27,400,175  21,936,782  67,658,842  62,781,637  5,607,341
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
  Net assets, end of period.............  $55,292,037 $50,178,825 $8,885,352  $27,400,175 $68,780,245 $67,658,842 $7,034,753
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------


                                            1997
                                          ---------
Operations:
  Net investment income (loss)..........  $ (67,241)
  Net realized gain (loss) on
   investments..........................    569,720
  Net unrealized gain (loss) on
   investments..........................    (59,770)
                                          ---------
    Net increase (decrease) in net
     assets resulting from operations...    442,709
  Deposits into Separate Account........    930,625
  Transfers to (from) Separate
   Account..............................    322,481
  Withdrawals from Separate Account.....   (578,830)
                                          ---------
    Net deposits into (withdrawals from)
     Separate Account...................    674,276
                                          ---------
  Increase (decrease) in net assets.....  1,116,985
  Net assets, beginning of period.......  4,490,356
                                          ---------
  Net assets, end of period.............  $5,607,341
                                          ---------
                                          ---------

              See accompanying notes to the financial statements.

                                      D11

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998

- ------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
General American Separate Account Twenty-eight and General American Separate Account Twenty-nine (the Separate Accounts) commenced operations on February 10, 1993, and are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by General American Life Insurance Company (General American) which may be qualified or non- qualified.

Separate Account Twenty-eight is divided into four divisions and Separate Account Twenty-nine is divided into ten divisions. Each division invests exclusively in shares of a single fund of GT Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-eight invests in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-nine invests in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Funds.

Contractholders have the option of directing their deposits into one or all of the Divisions as well as a fixed account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act. The unit values for the Separate Accounts for all divisions began at $12.00 on February 10, 1993, except the following Divisions of Separate Account Twenty-nine which began at $12.00: the Variable Telecommunications Division on October 18, 1993, the Variable International Division on July 12, 1994, the Variable Emerging Markets Division on July 6, 1994, and the Variable Natural Resources and Variable Infrastructure Divisions on January 31, 1995.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

(A) INVESTMENTS
The Separate Accounts' investments in the GT Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to General American by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Accounts. Share transactions are recorded on the trade date, which is the same as the settlement date.

(B) FEDERAL INCOME TAXES
Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

(C) DIVIDEND REIMBURSEMENT
Dividends received from the underlying mutual funds are recorded on the ex-dividend date and immediately reinvested on the pay date.

(D) USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3 -- CONTRACT CHARGES
MORTALITY AND EXPENSE RISK CHARGE: General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts, for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-eight totaled $896,747 for the period ended December 31, 1998. Mortality and expense charges for Separate Account Twenty-nine totaled $3,218,161 for the period ended December 31, 1998.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE): Under Separate Account contractual arrangements, General American is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon full surrender of the contract or partial withdrawal of accumulated value. The sales charge is 6% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death if the date of issue is prior to the annuitant's 80th birthday. Sales charges as a result of surrenders are disclosed in Note 6.

ACCOUNT FEE AND ADMINISTRATIVE CHARGES: General American has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, General American deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with accumulated values of $20,000 or more. General American charges an amount equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve (12) during the contract year, excluding transfers made under the dollar cost averaging program, personal portfolio rebalancing, or interest sweep program and reserves the right to charge a fee to cover the expenses for special handling. Account fees are disclosed in Note 6. General

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

American also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15%. Administrative charges for Separate Account Twenty-eight totaled $107,610 for the period ended December 31, 1998. Administrative charges for Separate Account Twenty-nine totaled $386,179 for the period ended December 31, 1998.

PREMIUM TAXES: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract. Premium taxes are disclosed in Note 6.

NOTE 4 -- PURCHASES AND SALES OF GT GLOBAL VARIABLE INVESTMENT FUND SHARES During the year ended December 31, 1998, cost of purchases and proceeds from sales of GT Global Variable Investment Fund shares were as follows:

SEPARATE ACCOUNT TWENTY-EIGHT                                                      PURCHASES       SALES
- --------------------------------------------------------------------------------  ------------  ------------
Money Market Fund...............................................................  $577,065,768  $559,927,800
Variable Strategic Income Fund..................................................    19,470,553    23,990,461
Variable Global Government Income Fund..........................................    15,006,630    14,864,251
Variable U.S. Government Income Fund............................................    11,639,871    11,765,510


SEPARATE ACCOUNT TWENTY-NINE
- --------------------------------------------------------------------------------
Variable New Pacific Fund.......................................................  $144,069,403  $151,475,672
Variable Europe Fund............................................................   291,796,474   294,935,365
Variable America Fund...........................................................    45,431,229    48,421,304
Variable Growth & Income Fund...................................................    59,952,417    64,413,881
Variable Latin America Fund.....................................................    13,111,967    23,194,978
Variable Telecommunications Fund................................................    34,660,959    40,781,480
Variable International Fund.....................................................    59,613,552    58,364,220
Variable Emerging Markets Fund..................................................    28,336,567    35,046,721
Variable Natural Resources Fund.................................................    12,598,807    16,507,022
Variable Infrastructure Fund....................................................       919,762     3,749,492

NOTE 5 -- ACCUMULATION UNIT ACTIVITY
The following is a summary of the accumulation unit activity for the years ended December 31, 1998 and 1997 for Separate Account Twenty-eight (in thousands):

                                                                                         VARIABLE
                                                                                        STRATEGIC
                                                                        MONEY MARKET      INCOME
                                                                          DIVISION       DIVISION
                                                                        -------------  ------------
                                                                        1998    1997   1998   1997
                                                                        -----  ------  -----  -----
Individual units held:
  Deposits............................................................    297     866     32    132
  Transfers...........................................................    781     236    (93)  (241)
  Withdrawals.........................................................   (817)   (649)  (265)  (193)
  Outstanding units, beginning of period..............................  1,943   1,490  1,505  1,807
                                                                        -----  ------  -----  -----
  Outstanding units, end of period....................................  2,204   1,943  1,179  1,505
                                                                        -----  ------  -----  -----
                                                                        -----  ------  -----  -----
General American Life Insurance Company seed money:
  Deposits............................................................      0       0      0      0
  Transfers...........................................................      0       0      0      0
  Withdrawals.........................................................      0       0      0      0
  Outstanding units, beginning of period..............................      0       0      0      0
                                                                        -----  ------  -----  -----
  Outstanding units, end of period....................................      0       0      0      0
                                                                        -----  ------  -----  -----
                                                                        -----  ------  -----  -----

                                                                          VARIABLE      VARIABLE
                                                                           GLOBAL         U.S.
                                                                         GOVERNMENT    GOVERNMENT
                                                                           INCOME        INCOME
                                                                          DIVISION      DIVISION
                                                                        ------------  ------------
                                                                        1998   1997   1998   1997
                                                                        -----  -----  -----  -----
Individual units held:
  Deposits............................................................     16     62     19    130
  Transfers...........................................................     58   (127)    30     54
  Withdrawals.........................................................    (93)  (107)   (81)   (62)
  Outstanding units, beginning of period..............................    571    743    515    393
                                                                        -----  -----  -----  -----
  Outstanding units, end of period....................................    552    571    483    515
                                                                        -----  -----  -----  -----
                                                                        -----  -----  -----  -----
General American Life Insurance Company seed money:
  Deposits............................................................      0      0      0      0
  Transfers...........................................................      0      0      0      0
  Withdrawals.........................................................      0      0      0    (17)
  Outstanding units, beginning of period..............................      0      0      0     17
                                                                        -----  -----  -----  -----
  Outstanding units, end of period....................................      0      0      0      0
                                                                        -----  -----  -----  -----
                                                                        -----  -----  -----  -----

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

NOTE 5 -- ACCUMULATION UNIT ACTIVITY (CONT'D)
The following is a summary of the accumulation unit activity for the years ended December 31, 1998 and 1997 for Separate Account Twenty-nine (in thousands). There was no activity in Separate Account Twenty-nine relating to General American Life Insurance Company seed money.

                                                    VARIABLE NEW     VARIABLE      VARIABLE
                                                       PACIFIC        EUROPE       AMERICA
                                                      DIVISION       DIVISION      DIVISION
                                                    -------------  ------------  ------------
                                                    1998    1997   1998   1997   1998   1997
                                                    -----  ------  -----  -----  -----  -----
Individual units held:
  Deposits........................................     43     181     43    129     50    130
  Transfers.......................................   (203)   (253)   265    (26)    82     (5)
  Withdrawals.....................................   (212)   (186)  (264)  (119)  (353)  (248)
  Outstanding units, beginning of period..........  1,518   1,776  1,166  1,182  1,679  1,802
                                                    -----  ------  -----  -----  -----  -----
  Outstanding units, end of period................  1,146   1,518  1,210  1,166  1,458  1,679
                                                    -----  ------  -----  -----  -----  -----
                                                    -----  ------  -----  -----  -----  -----


                                                      VARIABLE      VARIABLE
                                                      GROWTH &       LATIN
                                                       INCOME       AMERICA
                                                      DIVISION      DIVISION
                                                    ------------  ------------
                                                    1998   1997   1998   1997
                                                    -----  -----  -----  -----
Individual units held:
  Deposits........................................     65    238     35    135
  Transfers.......................................    226    469   (434)   149
  Withdrawals.....................................   (455)  (281)  (224)  (147)
  Outstanding units, beginning of period..........  2,506  2,080  1,429  1,292
                                                    -----  -----  -----  -----
  Outstanding units, end of period................  2,342  2,506    806  1,429
                                                    -----  -----  -----  -----
                                                    -----  -----  -----  -----

                                                      VARIABLE                     VARIABLE
                                                    TELECOMMUNICA-   VARIABLE      EMERGING
                                                        TIONS      INTERNATIONAL   MARKETS
                                                      DIVISION       DIVISION      DIVISION
                                                    -------------  ------------  ------------
                                                    1998    1997   1998   1997   1998   1997
                                                    -----  ------  -----  -----  -----  -----
Individual units held:
  Deposits........................................     63     235     16     73     36    175
  Transfers.......................................    (37)    (65)   184     45   (456)    86
  Withdrawals.....................................   (498)   (317)   (73)   (48)  (202)  (134)
  Outstanding units, beginning of period..........  3,030   3,177    454    384  1,361  1,234
                                                    -----  ------  -----  -----  -----  -----
  Outstanding units, end of period................  2,558   3,030    581    454    739  1,361
                                                    -----  ------  -----  -----  -----  -----
                                                    -----  ------  -----  -----  -----  -----


                                                      VARIABLE
                                                      NATURAL       VARIABLE
                                                     RESOURCES    INFRASTRUCTURE
                                                      DIVISION      DIVISION
                                                    ------------  ------------
                                                    1998   1997   1998   1997
                                                    -----  -----  -----  -----
Individual units held:
  Deposits........................................     41    197     17    140
  Transfers.......................................   (244)  (109)  (103)    48
  Withdrawals.....................................   (124)   (71)   (81)   (36)
  Outstanding units, beginning of period..........    763    746    518    366
                                                    -----  -----  -----  -----
  Outstanding units, end of period................    436    763    351    518
                                                    -----  -----  -----  -----
                                                    -----  -----  -----  -----

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT
Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-eight follows.

                                                                                             VARIABLE STRATEGIC
                                                         MONEY MARKET DIVISION                INCOME DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $     4,216,030  $    11,762,049  $       596,851  $     2,330,258
Transfers between fund divisions and General
 American.........................................       10,874,210        3,257,598       (1,661,337)      (4,271,620)
Surrenders and withdrawals........................      (11,222,268)      (8,576,294)      (4,797,048)      (3,390,198)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        3,867,972        6,443,353       (5,861,534)      (5,331,560)
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (3,705)          (3,730)          (1,688)             (51)
  Account Fees....................................          (85,755)         (64,857)          (5,548)          (7,370)
  Surrender charges...............................         (225,520)        (192,554)         (78,415)         (63,731)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................         (314,980)        (261,141)         (85,651)         (71,152)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $     3,552,992  $     6,182,212  $    (5,947,185) $    (5,402,712)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                                       VARIABLE GLOBAL GOVERNMENT     VARIABLE U.S. GOVERNMENT INCOME
                                                            INCOME DIVISION                       DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       236,964  $       861,470  $       278,136  $     1,728,413
Transfers between fund divisions and General
 American.........................................          867,608       (1,767,441)         448,034          818,277
Surrenders and withdrawals........................       (1,384,864)      (1,451,204)      (1,183,992)      (1,059,973)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............         (280,292)      (2,357,175)        (457,822)       1,486,717
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (1,093)             (81)          (1,530)             (40)
  Account Fees....................................           (3,605)          (1,650)          (2,400)          (1,155)
  Surrender charges...............................          (16,349)         (28,151)         (19,733)         (11,409)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (21,047)         (29,882)         (23,663)         (12,604)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $      (301,339) $    (2,387,057) $      (481,485) $     1,474,113
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-nine follows.

                                                     VARIABLE NEW PACIFIC DIVISION        VARIABLE EUROPE DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       467,192  $     2,973,353  $     1,263,348  $     2,802,922
Transfers between fund divisions and General
 American.........................................       (3,613,152)      (5,841,440)       3,539,888       (1,364,288)
Surrenders and withdrawals........................       (1,811,064)      (2,789,649)      (6,981,674)      (2,584,983)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (4,957,024)      (5,657,736)      (2,178,438)      (1,146,349)
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................             (669)            (510)            (264)            (627)
  Account Fees....................................          (29,317)         (34,169)         (42,079)         (17,392)
  Surrender charges...............................          (34,751)         (57,861)        (138,518)         (46,967)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (64,737)         (92,540)        (180,861)         (64,986)
Net deposits into (deductions from) Separate
 Account..........................................  $    (5,021,761) $    (5,750,276) $    (2,359,299) $    (1,211,335)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

                                                       VARIABLE AMERICA DIVISION
                                                    --------------------------------
                                                         1998             1997
                                                    ---------------  ---------------
Total gross deposits..............................  $     1,342,670  $     2,915,843
Transfers between fund divisions and General
 American.........................................        2,386,380           (7,332)
Surrenders and withdrawals........................       (8,968,710)      (5,643,007)
                                                    ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (5,239,660)      (2,734,496)
                                                    ---------------  ---------------
Deductions:
  Premium taxes...................................           (2,032)            (649)
  Account Fees....................................          (18,522)         (15,683)
  Surrender charges...............................         (182,530)        (130,800)
                                                    ---------------  ---------------
    Total deductions..............................         (203,084)        (147,132)
Net deposits into (deductions from) Separate
 Account..........................................  $    (5,442,744) $    (2,881,628)
                                                    ---------------  ---------------
                                                    ---------------  ---------------

                                                       VARIABLE EMERGING MARKETS         VARIABLE NATURAL RESOURCES
                                                                DIVISION                          DIVISION
                                                    --------------------------------  --------------------------------
                                                         1998             1997             1998             1997
                                                    ---------------  ---------------  ---------------  ---------------
Total gross deposits..............................  $       388,910  $     2,618,157  $       791,216  $     4,026,534
Transfers between fund divisions and General
 American.........................................       (5,088,834)         523,758       (4,279,195)      (2,016,970)
Surrenders and withdrawals........................       (1,955,068)      (1,930,698)      (2,064,704)      (1,444,994)
                                                    ---------------  ---------------  ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (6,654,992)       1,211,217       (5,552,683)         564,570
                                                    ---------------  ---------------  ---------------  ---------------
Deductions:
  Premium taxes...................................           (1,079)            (415)               0             (562)
  Account Fees....................................           (3,638)          (8,358)          (5,547)         (10,975)
  Surrender charges...............................          (50,233)         (41,544)         (56,089)         (30,577)
                                                    ---------------  ---------------  ---------------  ---------------
    Total deductions..............................          (54,950)         (50,317)         (61,636)         (42,114)
                                                    ---------------  ---------------  ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (6,709,942) $     1,160,900  $    (5,614,319) $       522,456
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------


                                                    VARIABLE INFRASTRUCTURE DIVISION

                                                    --------------------------------
                                                         1998             1997
                                                    ---------------  ---------------
Total gross deposits..............................  $       316,330  $     2,337,828
Transfers between fund divisions and General
 American.........................................       (1,757,657)         822,498
Surrenders and withdrawals........................       (1,371,569)        (607,136)
                                                    ---------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (2,812,896)       2,553,190
                                                    ---------------  ---------------
Deductions:
  Premium taxes...................................                0                0
  Account Fees....................................           (1,346)          (1,007)
  Surrender charges...............................          (41,538)         (12,091)
                                                    ---------------  ---------------
    Total deductions..............................          (42,884)         (13,098)
                                                    ---------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (2,855,780) $     2,540,092
                                                    ---------------  ---------------
                                                    ---------------  ---------------

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                                                VARIABLE                           VARIABLE
                                                        GROWTH & INCOME DIVISION            LATIN AMERICA DIVISION
                                                    ---------------------------------  ---------------------------------
                                                          1998             1997              1998             1997
                                                    ----------------  ---------------  ----------------  ---------------
Total gross deposits..............................  $      1,415,739  $     4,331,413  $        574,021  $     2,602,831
Transfers between fund divisions and General
 American.........................................         4,831,962        8,674,747        (7,364,854)       2,508,321
Surrenders and withdrawals........................        (9,801,457)      (5,112,202)       (3,366,528)      (2,791,244)
                                                    ----------------  ---------------  ----------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............        (3,553,756)       7,893,958       (10,157,361)       2,319,908
                                                    ----------------  ---------------  ----------------  ---------------
Deductions:
  Premium taxes...................................            (2,685)            (479)           (1,300)            (555)
  Account Fees....................................           (18,337)         (10,830)           (5,753)         (12,923)
  Surrender charges...............................          (176,568)         (93,529)          (67,909)         (56,397)
                                                    ----------------  ---------------  ----------------  ---------------
    Total deductions..............................          (197,590)        (104,838)          (74,962)         (69,875)
                                                    ----------------  ---------------  ----------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $     (3,751,346) $     7,789,120  $    (10,232,323) $     2,250,033
                                                    ----------------  ---------------  ----------------  ---------------
                                                    ----------------  ---------------  ----------------  ---------------

                                                                VARIABLE                           VARIABLE
                                                       TELECOMMUNICATIONS DIVISION          INTERNATIONAL DIVISION
                                                    ---------------------------------  ---------------------------------
                                                          1998             1997              1998             1997
                                                    ----------------  ---------------  ----------------  ---------------
Total gross deposits..............................  $      1,581,728  $     4,855,387  $        202,306  $       936,339
Transfers between fund divisions and General
 American.........................................          (349,612)        (919,250)        1,676,410          322,481
Surrenders and withdrawals........................       (12,173,840)      (6,748,959)         (899,949)        (565,656)
                                                    ----------------  ---------------  ----------------  ---------------
    Total of gross deposits, transfers, and
     surrenders between fund divisions............       (10,941,724)      (2,812,822)          978,767          693,164
                                                    ----------------  ---------------  ----------------  ---------------
Deductions:
  Premium taxes...................................            (3,520)          (1,705)                0                0
  Account Fees....................................           (36,607)         (36,546)          (10,016)          (5,715)
  Surrender charges...............................          (239,305)        (136,308)          (15,159)         (13,173)
                                                    ----------------  ---------------  ----------------  ---------------
    Total deductions..............................          (279,432)        (174,559)          (25,175)         (18,888)
                                                    ----------------  ---------------  ----------------  ---------------
Net deposits into (deductions from) Separate
 Account..........................................  $    (11,221,156) $    (2,987,381) $        953,592  $       674,276
                                                    ----------------  ---------------  ----------------  ---------------
                                                    ----------------  ---------------  ----------------  ---------------

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                            SCHEDULE OF INVESTMENTS

                               December 31, 1998

- ------------------------------------------------------------------------------

SEPARATE ACCOUNT TWENTY-EIGHT:                                                    NO. OF SHARES   MARKET VALUE
- --------------------------------------------------------------------------------  -------------   ------------
  GT Global: Money Market Fund..................................................     34,254,658   $ 34,254,658
  GT Global: Variable Strategic Income Fund.....................................      1,723,386     21,352,753
  GT Global: Variable Global Government Income Fund.............................        746,975      8,896,473
  GT Global: Variable U.S. Government Income Fund...............................        613,927      7,434,652


SEPARATE ACCOUNT TWENTY-NINE:
- --------------------------------------------------------------------------------
  GT Global: Variable New Pacific Fund..........................................      1,123,308      9,795,249
  GT Global: Variable Europe Fund...............................................      1,353,152     31,555,510
  GT Global: Variable America Fund..............................................      1,904,014     38,365,879
  GT Global: Variable Growth & Income Fund......................................      2,567,766     55,232,648
  GT Global: Variable Latin America Fund........................................        928,101      8,919,049
  GT Global: Variable Telecommunications Fund...................................      3,348,014     69,169,968
  GT Global: Variable International Fund........................................        596,295      7,078,025
  GT Global: Variable Emerging Markets Fund.....................................        824,701      5,517,251
  GT Global: Variable Natural Resources Fund....................................        571,020      6,224,119
  GT Global: Variable Infrastructure Fund.......................................        358,492      6,173,230

                 See accompanying independent auditors' report.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1998

- ------------------------------------------------------------------------------

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Money Market Division.................................................  1998         13.75              14.22            2,204
                                                                        1997         13.30              13.75            1,943
                                                                        1996         12.87              13.30            1,490
                                                                        1995         12.40              12.87            1,158
                                                                        1994         12.15              12.40            1,572
                                                                        1993         12.00              12.15              303
Variable Strategic Income Division....................................  1998         18.45              18.09            1,179
                                                                        1997         17.46              18.45            1,505
                                                                        1996         14.56              17.46            1,807
                                                                        1995         12.36              14.56            1,737
                                                                        1994         15.11              12.36            1,886
                                                                        1993         12.00              15.11            1,187
Variable Global Government Income Division............................  1998         14.36              15.96              552
                                                                        1997         13.95              14.36              571
                                                                        1996         13.33              13.95              743
                                                                        1995         11.66              13.33              893
                                                                        1994         12.95              11.66              825
                                                                        1993         12.00              12.95              464
Variable U.S. Government Income Division..............................  1998         14.19              15.27              483
                                                                        1997         13.29              14.19              515
                                                                        1996         13.18              13.29              410
                                                                        1995         11.65              13.18              452
                                                                        1994         12.61              11.65              205
                                                                        1993         12.00              12.61               69

- --------------
* At inception of Separate Account on February 10, 1993.

                 See accompanying independent auditors' report.

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1998

- ------------------------------------------------------------------------------

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Variable New Pacific Division.........................................  1998         10.11               8.52            1,146
                                                                        1997         17.41              10.11            1,518
                                                                        1996         13.48              17.41            1,776
                                                                        1995         13.70              13.48            1,687
                                                                        1994         15.87              13.70            1,410
                                                                        1993         12.00              15.87              492
Variable Europe Division..............................................  1998         23.41              26.78            1,210
                                                                        1997         20.62              23.41            1,166
                                                                        1996         16.05              20.62            1,182
                                                                        1995         14.84              16.05              970
                                                                        1994         15.14              14.84            1,007
                                                                        1993         12.00              15.14              349
Variable America Division.............................................  1998         26.08              27.80            1,458
                                                                        1997         23.02              26.08            1,679
                                                                        1996         19.69              23.02            1,802
                                                                        1995         15.93              19.69            1,906
                                                                        1994         13.59              15.93              953
                                                                        1993         12.00              13.59              117
Variable Growth & Income Division.....................................  1998         20.02              23.61            2,342
                                                                        1997         17.47              20.02            2,506
                                                                        1996         15.23              17.47            2,080
                                                                        1995         13.37              15.23            2,002
                                                                        1994         13.96              13.37            1,908
                                                                        1993         12.00              13.96              827
Variable Latin America Division.......................................  1998         19.18              11.03              806
                                                                        1997         16.98              19.18            1,429
                                                                        1996         14.06              16.98            1,292
                                                                        1995         18.79              14.06            1,380
                                                                        1994         17.46              18.79            1,412
                                                                        1993         12.00              17.46              463
Variable Telecommunications Division..................................  1998         22.33              26.89            2,558
                                                                        1997         19.76              22.33            3,030
                                                                        1996         16.79              19.76            3,177
                                                                        1995         13.77              16.79            3,019
                                                                        1994         13.03              13.77            2,612
                                                                        1993         12.00              13.03              605
Variable International Division.......................................  1998         12.34              12.11              581
                                                                        1997         11.70              12.34              454
                                                                        1996         10.94              11.70              384
                                                                        1995         11.22              10.94              314
                                                                        1994         12.00              11.22              172
Variable Emerging Markets Division....................................  1998         11.96               7.44              739
                                                                        1997         14.06              11.96            1,361
                                                                        1996         10.88              14.06            1,234
                                                                        1995         11.93              10.88              809
                                                                        1994         12.00              11.93              574

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                                                                                     ACCUMULATION    TOTAL UNITS
                                                                                  ACCUMULATION       UNIT VALUE:     OUTSTANDING,
                                                                                  UNIT VALUE:           END OF      END OF PERIOD
                                                                              BEGINNING OF PERIOD*      PERIOD      (IN THOUSANDS)
                                                                              --------------------   ------------   --------------
Variable Natural Resources Division...................................  1998         21.54              14.23              436
                                                                        1997         21.57              21.54              763
                                                                        1996         14.47              21.57              746
                                                                        1995         12.00              14.47               86
Variable Infrastructure Division......................................  1998         16.71              17.52              351
                                                                        1997         16.13              16.71              518
                                                                        1996         13.10              16.13              366
                                                                        1995         12.00              13.10              113

- --------------
* At inception of Separate Account on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993; the Variable International Growth Division, which commenced operations on July 12, 1994; the Variable Emerging Markets Division, which commenced operations on July 6, 1994; and the Variable Natural Resources Division and Variable Infrastructure Division which commenced operations on January 31, 1995.

                 See accompanying independent auditors' report.

              GENERAL AMERICAN LIFE INSURANCE COMPANY
                          AND SUBSIDIARIES

                 Consolidated Financial Statements

                     December 31, 1998 and 1997

            (With Independent Auditors' Report Thereon)

                    INDEPENDENT AUDITORS' REPORT

Board of Directors and Members of
   General American Life Insurance Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations, comprehensive income, stockholder equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of
December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.



March 4, 1999

                            GENERAL AMERICAN LIFE INSURANCE COMPANY
                                       AND SUBSIDIARIES

                                  Consolidated Balance Sheets

                                   December 31, 1998 and 1997

                                    (dollars in thousands)
                      ASSETS                               1998                     1997
                                                        -----------              ----------

Fixed maturities:
  Available for sale, at fair value                     $11,068,283               9,115,519
Mortgage loans, net                                       2,337,542               2,140,262
Real estate, net                                            129,851                 140,145
Equity securities, at fair value                             48,550                  24,211
Policy loans                                              2,151,028               2,073,152
Short-term investments                                      195,346                 190,374
Other invested assets                                       457,645                 243,921
                                                        -----------              ----------

           Total investments                             16,388,245              13,927,584

Cash and cash equivalents                                   591,107                 358,879
Accrued investment income                                   205,645                 168,592
Reinsurance recoverables                                    904,998                 718,717
Other contract deposits                                   4,094,777               3,336,328
Deferred policy acquisition costs                           773,762                 695,253
Other assets                                                602,965                 488,582
Separate account assets                                   5,287,456               4,118,860
                                                        -----------              ----------

           Total assets                                 $28,848,955              23,812,795
                                                        ===========              ==========

        LIABILITIES AND STOCKHOLDER EQUITY

Policy and contract liabilities:
  Future policy benefits                                 $5,516,869               4,933,787
  Policyholder account balances:
     Universal life                                       2,960,940               2,534,744
     Annuities                                            3,714,526               4,161,946
  Pension funds and interest sensitive
    contract liabilities                                  7,581,276               4,732,400
  Policy and contract claims                                591,088                 458,606
  Dividends payable to policyholders                        121,740                 113,525
                                                        -----------              ----------

           Total policy and contract liabilities         20,486,439              16,935,008

Amounts payable to reinsurers                               201,395                 247,679
Long-term debt and notes payable                            221,850                 214,477
Other liabilities and accrued expenses                      912,291                 826,868
Deferred tax liability, net                                  75,429                  89,046
Separate account liabilities                              5,267,553               4,112,666
                                                        -----------              ----------

           Total liabilities                             27,164,957              22,425,744
                                                        -----------              ----------

Minority interests                                          383,085                 216,555

Stockholder equity:
  Common stock, $1 par value, 5,000,000 shares
     authorized, 3,000,000 shares issued and
     outstanding                                              3,000                   3,000
  Additional paid-in capital                                  3,000                   3,000
  Retained earnings                                       1,242,004               1,057,613
  Accumulated other comprehensive income                     52,909                 106,883
                                                        -----------              ----------

           Total stockholder equity                       1,300,913               1,170,496
                                                        -----------              ----------

           Total liabilities and stockholder equity     $28,848,955              23,812,795
                                                        ===========              ==========

See accompanying notes to consolidated financial statements.


                                GENERAL AMERICAN LIFE INSURANCE COMPANY
                                            AND SUBSIDIARIES

                                 Consolidated Statements of Operations

                             Years ended December 31, 1998, 1997, and 1996

                                         (dollars in thousands)
                                                            1998              1997                1996
                                                         ----------         ---------          ---------
Revenues:
  Insurance premiums and other considerations            $2,244,156         1,768,169          1,623,228
  Net investment income                                   1,135,838           945,542            806,883
  Ceded commissions                                          39,921            44,902             27,538
  Other income                                              330,731           362,160            280,803
  Net realized investment gains                              13,646            28,538             24,531
                                                         ----------         ---------          ---------

           Total revenues                                 3,764,292         3,149,311          2,762,983

Benefits and expenses:
  Policy benefits                                         1,992,997         1,528,333          1,379,803
  Interest credited to policyholder account balances        426,806           345,937            262,532
                                                         ----------         ---------          ---------

           Total policyholder benefits                    2,419,803         1,874,270          1,642,335

  Dividends to policyholders                                192,085           182,146            171,904
  Policy acquisition costs                                  240,640           168,045            143,094
  Other insurance and operating expenses                    711,901           739,814            642,636
                                                         ----------         ---------          ---------

           Total benefits and expenses                    3,564,429         2,964,275          2,599,969
                                                         ----------         ---------          ---------

           Income before provision for income taxes
             and minority interest                          199,863           185,036            163,014
                                                         ----------         ---------          ---------

Income tax provision (benefit):
  Current                                                    35,226            65,778             45,902
  Deferred                                                   18,351              (113)            13,992
                                                         ----------         ---------          ---------

           Total provision for income taxes                  53,577            65,665             59,894
                                                         ----------         ---------          ---------

           Income before minority interest                  146,286           119,371            103,120

Minority interest in earnings of consolidated
  subsidiaries                                              (29,220)          (22,134)           (19,888)
                                                         ----------         ---------          ---------

           Net income                                      $117,066            97,237             83,232
                                                         ==========         =========          =========

See accompanying notes to consolidated financial statements.


                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                              AND SUBSIDIARIES

               Consolidated Statements of Comprehensive Income

                Years ended December 31, 1998, 1997, and 1996

                           (dollars in thousands)
                                                1998        1997         1996
                                              --------     -------      -------
Net income                                    $117,066      97,237       83,232

Other comprehensive (loss) income              (53,974)     75,583      (49,705)
                                              --------     -------      -------
         Comprehensive income                  $63,092     172,820       33,527
                                              ========     =======      =======

See accompanying notes to consolidated financial statements.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                                  AND SUBSIDIARIES

                                   Consolidated Statements of Stockholder Equity

                                   Years ended December 31, 1998, 1997, and 1996

                                              (dollars in thousands)

                                                                                                  ACCUMULATED
                                                                      ADDITIONAL                     OTHER          TOTAL
                                                        COMMON         PAID-IN     RETAINED      COMPREHENSIVE   STOCKHOLDER
                                                        STOCK          CAPITAL     EARNINGS         INCOME         EQUITY
                                                        ------       -----------   ---------     -------------   -----------
Balance at December 31, 1995                            $   --             --        876,078         81,005         957,083
Net income                                                  --             --         83,232             --          83,232
Other comprehensive (loss) income                           --             --             --        (49,705)        (49,705)
Other, net                                                  --             --          7,177             --           7,177
                                                        ------          -----      ---------        -------       ---------

Balance at December 31, 1996                                --             --        966,487         31,300         997,787
Net income                                                  --             --         97,237             --          97,237
Other comprehensive income                                  --             --             --         75,583          75,583
Issuance of common stock                                 3,000          3,000         (6,000)            --              --
Dividend to parent                                          --             --         (4,480)            --          (4,480)
Other, net                                                  --             --          4,369             --           4,369
                                                        ------          -----      ---------        -------       ---------

Balance at December 31, 1997                             3,000          3,000      1,057,613        106,883       1,170,496
Net income                                                  --             --        117,066             --         117,066
Other comprehensive (loss) income                           --             --             --        (53,974)        (53,974)
Parent's share of subsidiary's
  issuance of nonvoting stock                               --             --         68,609             --          68,609
Other, net                                                  --             --         (1,284)            --          (1,284)
                                                        ------          -----      ---------        -------       ---------

Balance at December 31, 1998                            $3,000          3,000      1,242,004         52,909       1,300,913
                                                        ======          =====      =========        =======       =========

See accompanying notes to consolidated financial statements.

                                GENERAL AMERICAN LIFE INSURANCE COMPANY
                                            AND SUBSIDIARIES

                                 Consolidated Statements of Cash Flows

                             Years ended December 31, 1998, 1997, and 1996

                                         (dollars in thousands)
                                                                    1998            1997          1996
                                                                 -----------     ----------    ----------
Cash flows from operating activities:
  Net income                                                     $   117,066         97,237        83,232
  Adjustments to reconcile net income to net cash
    (used in) provided by operating activities:
        Change in:
           Accrued investment income                                 (37,424)       (20,568)      (16,275)
           Reinsurance recoverables and other contract deposits     (942,384)      (838,390)     (159,713)
           Deferred policy acquisition costs                        (102,050)      (113,040)      (87,249)
           Other assets                                              (99,506)       (61,796)      (51,444)
           Future policy benefits                                    582,899        693,052       330,511
           Policy and contract claims                                132,481        105,503        14,652
           Other liabilities and accrued expenses                     48,220        319,787        65,184
        Deferred income tax provision                                 18,351           (113)       13,992
        Policyholder considerations                                 (219,295)      (137,163)     (144,748)
        Interest credited to policyholder account balances           426,806        345,937       262,532
        Amortization and depreciation                                 34,578         32,744        28,375
        Net realized investment gains                                (13,646)       (28,538)      (24,531)
        Other, net                                                     7,380            372       (14,554)
                                                                 -----------     ----------    ----------

              Net cash (used in) provided by operating
                activities                                           (46,524)       395,024       299,964
                                                                 -----------     ----------    ----------

Cash flows from investing activities:
  Proceeds from investments sold or redeemed:
    Fixed maturities available for sale                            2,027,415      2,070,743     1,822,169
    Mortgage loans                                                   370,418        594,151       182,650
    Equity securities                                                  2,065         31,602        13,427
  Cost of investments purchased:
    Fixed maturities available for sale                           (4,251,065)    (4,463,100)   (3,428,943)
    Mortgage loan originations                                      (594,480)      (438,959)     (593,438)
    Equity securities                                                (17,396)       (47,283)      (39,553)
  Maturity of fixed maturities available for sale                    145,247        281,736       225,087
  Increase in policy loans, net                                      (77,876)      (153,399)     (210,624)
  Increase in short-term and other invested assets, net             (215,142)      (130,464)      (12,678)
  Investments in subsidiaries                                        (24,531)        (6,032)       (4,807)
                                                                 -----------     ----------    ----------

              Net cash used in investing activities               (2,635,345)    (2,261,005)   (2,046,710)
                                                                 -----------     ----------    ----------

Cash flows from financing activities:
  Net policyholder account and contract deposits                   2,682,959      2,121,488     1,632,495
  Proceeds from subsidiary stock offering                            221,837             --            --
  Issuance of debt                                                     2,281          1,857       106,903
  Repayment of debt                                                     (411)       (80,606)      (19,497)
  Dividends                                                           (3,839)        (2,112)       (1,832)
  Other, net                                                          27,577         46,829        26,770
                                                                 -----------     ----------    ----------

              Net cash provided by financing activities            2,930,404      2,087,456     1,744,839
                                                                 -----------     ----------    ----------

Effect of exchange rate changes                                      (16,307)        (5,320)         (266)
                                                                 -----------     ----------    ----------

              Net increase (decrease) in cash and
                cash equivalents                                     232,228        216,155        (2,173)

Cash and cash equivalents at beginning of year                       358,879        142,724       144,897
                                                                 -----------     ----------    ----------

Cash and cash equivalents at end of year                         $   591,107        358,879       142,724
                                                                 ===========     ==========    ==========

See accompanying notes to consolidated financial statements.

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

(1)   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

             REORGANIZATION

      In September 1996, the Board of Directors of General American Life Insurance Company (General American) adopted the Reorganization Plan (Plan) which authorized the reorganization (Reorganization) of General American into a mutual insurance holding company structure. The Missouri Department of Insurance held a public hearing on the Reorganization on December 19, 1996 and approved the Plan on January 24, 1997. The policyholders of General American approved the Plan on January 28, 1997 and the Reorganization became effective on April 24, 1997 (effective date). General American was the first company to obtain approval and to form a mutual insurance holding company under the Missouri Mutual Holding Company Statute.

      Pursuant to the Reorganization, General American (the Company)
      (i) formed General American Mutual Holding Company (GAMHC) as a mutual insurance holding company under the insurance laws of the State of Missouri, (ii) formed GenAmerica Corporation (GenAmerica) as an intermediate stock holding company under the general laws of the State of Missouri, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. GAMHC may, among other things, elect all of the directors of GenAmerica and approve matters submitted for shareholder approval. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyholders of the Company were separated - the membership interests automatically became, by operation of law, membership interests in GAMHC and the contractual rights remained with the Company. Each person who becomes the owner of a designated policy or contract of insurance or annuity issued by the Company after the effective date of the Reorganization (subject to certain exceptions and conditions set forth in the Articles of Incorporation of GAMHC) will become a member of GAMHC and have a membership interest in GAMHC by operation of law so long as such policy or contract remains in force. The membership interests in GAMHC follow, and are not severable, from the insurance policy or annuity contract from which the membership interest in GAMHC is derived.

      On the effective date, the Company issued three million shares of its authorized shares of capital stock to GAMHC. GAMHC then contributed all of these to GenAmerica in exchange for one thousand shares of its common stock. As a result, GenAmerica directly owns the Company, and GAMHC indirectly owns the Company, through GenAmerica. The Reorganization was accounted for at historical cost in a manner similar to a pooling of interests.

      The consolidated financial statements include the assets, liabilities, and results of operations of the Company and its wholly owned subsidiaries, General American Holding Company, a noninsurance holding company; Cova Corporation, an insurance holding company; Paragon Life Insurance Company; Security Equity Life Insurance Company; General Life Insurance Company of America; General Life Insurance Company, its 53.3 percent owned subsidiary, Reinsurance Group of America, Incorporated (RGA), an insurance holding company, and its 62.7 percent owned subsidiary, Conning Corporation.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

      The Company's principal lines of business, conducted through itself or one of its subsidiaries, are Individual Life Insurance, Annuities, Group Life and Health Insurance, Asset Management, and Reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, independent brokers, and group sales and claims offices. The Company and its subsidiaries are licensed to do business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

             INITIAL PUBLIC OFFERING

      In December 1997, the Company's subsidiary, Conning Corporation (Conning), successfully completed an initial public offering
      (IPO) of 2.875 million shares of its common stock. Conning received net proceeds of approximately $34.5 million from the offering. The Company owned 62.7 percent of the total shares outstanding of Conning's common stock at December 31, 1998 and 1997. The publicly held stock of Conning is listed on the NASDAQ National Market System.

             SUBSEQUENT OFFERINGS

      At the Company's subsidiary, RGA's annual stockholders' meeting on May 27, 1998, a new class of non-voting common stock was authorized. In June 1998, RGA completed a secondary public offering in which it sold 4.945 million shares of non-voting common stock traded on the New York Stock Exchange under the symbol RGA.A. The offering provided net proceeds of approximately $221.8 million which have been utilized to finance the continued growth of RGA's operations domestically and internationally. After the subsequent offering, the Company's ownership percentage decreased from 63.8 percent to 53.3 percent.

             SIGNIFICANT ACCOUNTING POLICIES

      The accompanying consolidated financial statements are prepared on the basis of generally accepted accounting principles (GAAP) and include the accounts of the Company and its majority owned subsidiaries. Less than majority-owned entities in which the Company has at least a 20 percent interest are reported on the equity basis. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policy benefits and policy and contract claims, deferred acquisition costs, and investment and deferred tax valuation allowances.

      The significant accounting policies of the Company are as follows:

             RECOGNITION OF REVENUE

      For traditional life policies, including participating businesses, premiums are recognized when due, less allowances for estimated uncollectible balances. For limited payment contracts, net premiums are recorded as revenue, and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to insurance in force over the estimated policy life.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


      For universal life and annuity products, contract charges for mortality, surrender, and expense, other than front-end expense charges, are reported as income when charged to policyholders' accounts.

      Other income represents the fees generated from the Company's noninsurance operations, primarily service and contract fees relating to concessions, asset management, system development, and third-party administration. Amounts are recognized when earned.

             INVESTED ASSETS

             FIXED MATURITIES AND EQUITY SECURITIES: All of the Company's securities are classified as available for sale. Fixed maturities available for sale are reported at fair value and are so classified based on the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs. Equity securities are carried at fair value.

             Realized gains or losses on the sale of securities are determined on the basis of specific identification. Unrealized gains and losses are recorded, net of related income tax effects, in accumulated other comprehensive income, a separate component of stockholders' equity.

             MORTGAGE LOANS: Mortgage loans on real estate are stated at an unpaid principal balance, net of unamortized discounts and valuation allowances for possible impairment in value. The Company discontinues the accrual of interest on mortgage loans which are more than 90 days delinquent. Interest received on nonaccrual mortgage loans is generally reported as interest income.

             POLICY LOANS, REAL ESTATE, AND OTHER INVESTED ASSETS:
             Policy loans are carried at an unpaid principal balance and are generally secured by the cash surrender value. Investment real estate which the Company has the intent to hold for the production of income is carried at depreciated cost, net of writedowns for other than temporary declines in fair value and encumbrances. Properties held for sale (primarily acquired through foreclosure) are carried at the lower of depreciated cost (fair value at foreclosure plus capital additions less accumulated depreciation and encumbrances) or fair value. Adjustments to carrying value of properties held for sale are recorded in a valuation reserve when the fair value is below depreciated cost. The accumulated depreciation and encumbrances on real estate amounted to $52.4 million and $47.0 million at December 31, 1998 and 1997, respectively. Direct valuation allowances amounted to $7.3 million and $6.7 million at December 31, 1998 and 1997, respectively. Other invested assets are principally recorded at fair value.

             SHORT-TERM INVESTMENTS: Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of less than a year, are carried at amortized cost, which approximates fair value.

             INVESTED ASSET IMPAIRMENT AND VALUATION ALLOWANCES:
             Invested assets are considered impaired when the Company determines that collection of all amounts due under the contractual terms is doubtful. The Company adjusts invested assets to their estimated net realizable value at the point at which it determines an impairment is other than temporary. In addition, the Company has established valuation allowances for mortgage loans and other invested assets. Valuation

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

             allowances for other than temporary impairments in value are netted against the asset categories to which they apply. Additions to valuation allowances are included in realized gains and losses.

             The Company recognizes its proportionate share of the resultant gains or losses on the issuance or repurchase of its subsidiaries' stock as a direct credit or charge to unassigned funds.

             CASH AND CASH EQUIVALENTS: For purposes of reporting cash flows, cash and cash equivalents represent cash, demand deposits, and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

             INVESTMENT INCOME

      Fixed maturity premium and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized using a scientific yield method which considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

             POLICY AND CONTRACT LIABILITIES

      For traditional life insurance policies, future policy benefits are computed using a net level premium method with actuarial assumptions as to mortality, persistency, and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on industry standards and the Company's historical experience which, together with interest and expense assumptions, provide a margin for adverse deviation. Interest rate assumptions generally range from
      2.5 percent to 11.0 percent. When the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter a premium deficiency reserve is established through a charge to earnings.

      For participating policies, future policy benefits are computed using a net level premium method based on the guaranteed cash value basis for mortality and interest. Mortality rates are similar to those used for statutory valuation purposes. Interest rates generally range from 2.5 percent to 6.0 percent. Dividend liabilities are established when earned.

      Policyholder account balances for universal life and annuity policies are equal to the policyholder account value before deduction of any surrender charges. The policyholder account value represents an accumulation of gross premium payments plus credited interest less expense and mortality charges, and withdrawals. These expense charges are recognized in income as earned.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


      The range of weighted average interest crediting rates used by the Company's life insurance subsidiaries were as follows:

                               1998           1997          1996
                            ----------     ----------    -----------

        Universal life      5.25-7.10%     6.00-7.10%     6.00-7.56%
        Annuities           4.00-9.20%     5.70-9.30%    5.70-13.00%
                            ==========     ==========    ===========

      Accident and health benefits for active lives are calculated using the net level premium method and assumptions as to future morbidity, withdrawals, and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are calculated using the present value of future benefits and experience assumptions for claim termination, expense, and interest which also provide a margin for adverse deviation.

             POLICY AND CONTRACT CLAIMS

      The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of incurred but not reported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be precisely determined and may vary from the estimated amount included in the consolidated balance sheets.

             DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new business, which vary with and are primarily related to the production of new and renewal business, have been deferred to the extent that such costs are deemed recoverable from future profitability of the underlying business. Such costs include commissions, premium taxes, as well as certain other costs of policy issuance and underwriting.

      For limited payment and other nonparticipating traditional life insurance policies, the deferred policy acquisition costs are amortized, with interest, in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected future premium revenue is estimated utilizing the same assumptions used for computing liabilities for future policy benefits for these policies.

      For participating life insurance, universal life, and annuity type contracts, the deferred policy acquisition costs are amortized over a period of not more than thirty years in relation to the present value of estimated gross profits arising from interest margin, cost of insurance, policy administration, and surrender charges.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


      The range of average rates of assumed interest used by the Company's life insurance subsidiaries in estimated gross margins were as follows:

                                  1998           1997          1996
                                ----------    ----------    ----------

        Participating life           8.25%         8.17%         8.70%
        Universal life          6.25-7.50%    6.25-7.79%    6.00-8.20%
        Annuities               7.00-7.83%    7.00-7.84%         7.83%
                                ==========    ==========    ==========

      The estimates of expected gross margins are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings. Deferred policy acquisition costs are adjusted for the impact on estimated gross margins as if the net unrealized gains and losses on securities had actually been realized.

             REINSURANCE AND OTHER CONTRACT DEPOSITS

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises or reinsurers under various types of contracts including coinsurance and excess coverage. The Company's retention level per individual life ranges between $50 thousand and $2.5 million depending on the entity writing the policy.

      The Company assumes and retrocedes financial reinsurance contracts which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other contract deposits in the consolidated balance sheets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

      Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

             FEDERAL INCOME TAXES

      The Company and certain of its U.S. subsidiaries file consolidated federal income tax returns. Any acquired life insurance company is not included in the consolidated return until the acquired company has been a member of the group for five years. Prior to satisfying the five-year requirement, the subsidiary files a separate federal return. RGA Barbados, a subsidiary of RGA, also files a U.S. tax return. The Company's foreign subsidiaries are taxed under applicable local statutes. No deferred tax liabilities have been recognized for the foreign subsidiaries per Accounting Principles Board (APB) Opinion 23, Accounting for Income Taxes - Special Areas. The Company uses the asset and liability method to record deferred income taxes.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

      Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, using enacted tax rates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

             SEPARATE ACCOUNT BUSINESS

      The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance and annuity contracts for the exclusive benefit of the contractholders. The Company charges the separate account for cost of insurance and administrative expense associated with a contract and charges related to early withdrawals by contractholders. The assets and liabilities of the separate account are carried at fair value. The Company's participation in the separate account (seed money) is carried at fair value in the separate account, and amounted to $19.9 million and $6.2 million at December 31, 1998 and 1997, respectively.

             FAIR VALUE OF FINANCIAL INSTRUMENTS

      Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair value of each class of financial instrument for which it was practicable to estimate fair value:

             INVESTMENT SECURITIES: Fixed maturities are valued using quoted market prices, if available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or in the case of private placements are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of investments. The fair values of equity securities are based on quoted market prices.

             MORTGAGE LOANS: The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

             POLICY LOANS: The fair value of policy loans approximates the carrying value. The majority of these loans are indexed, with a yield tied to a stated return.

             POLICYHOLDER ACCOUNT BALANCES ON INVESTMENT TYPE CONTRACTS:
             Fair values for the Company's liabilities under investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For contracts with no defined maturity date, the carrying value approximates fair value.

             SEPARATE ACCOUNT ASSETS AND LIABILITIES: The separate account assets and liabilities are carried at fair value as determined by the market value of the underlying segregated investments.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

             SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: The carrying amount approximates fair value.

             LONG-TERM DEBT AND NOTES PAYABLE: The fair value of long-term debt and notes payable is estimated using discounted cash flow calculations based on interest rates currently being offered for similar instruments.

             Refer to note 3 for additional information on fair value of financial instruments.

             RECLASSIFICATION

      The Company has reclassified the presentation of certain prior period information to conform to the 1998 presentation.

(2)   INVESTMENTS

             FIXED MATURITIES AND EQUITY SECURITIES

      The amortized cost and estimated fair value of fixed maturities and equity securities at December 31, 1998 and 1997 are as follows (in thousands):

                                                               1998
                                      --------------------------------------------------------
                                                          GROSS         GROSS       ESTIMATED
                                       AMORTIZED        UNREALIZED   UNREALIZED       FAIR
                                         COST             GAINS        LOSSES         VALUE
                                      -----------       ----------    --------      ----------
        Available for sale:
          U.S. Treasury securities    $    20,708            424            --          21,132
          Government agency
            obligations                 1,151,467        122,506       (11,176)      1,262,797
          Corporate securities          6,889,983        380,072      (164,130)      7,105,925
          Mortgage-backed securities    1,812,376         34,027       (38,553)      1,807,850
          Asset-backed securities         861,736         13,027        (4,184)        870,579
                                      -----------        -------      --------      ----------

              Total fixed maturities
                available for sale    $10,736,270        550,056      (218,043)     11,068,283
                                      ===========        =======      ========      ==========

        Equity securities             $    39,041          9,509            --          48,550
                                      ===========        =======      ========      ==========

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


                                                               1997
                                      --------------------------------------------------------
                                                          GROSS         GROSS       ESTIMATED
                                       AMORTIZED        UNREALIZED   UNREALIZED       FAIR
                                         COST             GAINS        LOSSES         VALUE
                                      -----------       ----------    --------      ----------
        Available for sale:
          U.S. Treasury securities     $   48,074          1,125          (27)         49,172
          Government agency
            obligations                   378,002         84,425       (1,281)        461,146

          Corporate securities          5,491,210        319,682      (45,790)      5,765,102
          Mortgage-backed securities    2,544,241         45,211      (17,832)      2,571,620
          Asset-backed securities         265,725          3,380         (626)        268,479
                                       ----------        -------      -------       ---------

              Total fixed maturities
                available for sale     $8,727,252        453,823      (65,556)      9,115,519
                                       ==========        =======      =======       =========
        Equity securities              $   23,558            653           --          24,211
                                       ==========        =======      =======       =========

      The Company manages its credit risk associated with fixed maturities by diversifying its portfolio. At December 31, 1998, the Company held no corporate debt securities or foreign government debt securities of a single issuer which had a carrying value in excess of ten percent of stockholders' equity.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 1998 are shown by contractual maturity for all securities except, U.S. Government agencies mortgage-backed securities which are distributed by maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities (in thousands). These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speed experience at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             ESTIMATED
                                                           AMORTIZED            FAIR
                                                             COST              VALUE
                                                          ----------         ---------
        Due in one year or less                          $   201,267           201,307
        Due after one year through five years              1,794,887         1,821,575
        Due after five years through ten years             2,479,699         2,528,321
        Due after ten years through twenty years           4,448,041         4,709,231
        Mortgage-backed securities                         1,812,376         1,807,849
                                                         -----------        ----------

            Total                                        $10,736,270        11,068,283
                                                         ===========        ==========

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

      The sources of net investment income follow (in thousands):

                                           1998               1997              1996
                                        ----------           -------           -------
        Fixed maturities                $  744,347           561,709           464,512
        Mortgage loans                     188,775           194,504           171,781
        Real estate                         25,682            34,164            39,062
        Equity securities                    1,195             1,317               755
        Policy loans                       152,247           148,316           133,511
        Short-term investments              22,380            16,600            13,979
        Other                               18,938            13,943             9,705
                                        ----------           -------           -------

        Investment revenue               1,153,564           970,553           833,305
        Investment expenses                (17,726)          (25,011)          (26,422)
                                        ----------           -------           -------
            Net investment income       $1,135,838           945,542           806,883
                                        ==========           =======           =======

      Net realized gains (losses) from sales of investments consist of the following (in thousands):

                                                  1998              1997              1996
                                                 -------           -------           -------
        Fixed maturities:
          Realized gains                         $19,027            23,969            27,928
          Realized losses                        (13,978)          (16,796)          (10,398)
        Equity securities:
          Realized gains                           1,985             1,835             6,146
          Realized losses                           (164)           (1,457)             (288)
        Other investments, net                     6,776            20,987             1,143
                                                 -------           -------           -------
            Net realized investment gains        $13,646            28,538            24,531
                                                 =======           =======           =======

      Included in the net realized losses are permanent write-downs of approximately $5.5 million and $4.8 million during 1998 and 1997, respectively.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


      A summary of the components of the net unrealized appreciation (depreciation) on invested assets carried at fair value is as follows (in thousands):

                                                                               1998            1997
                                                                             ---------       --------
        Unrealized appreciation (depreciation):
          Fixed maturities available for sale                                $ 332,015        388,267
          Equity securities and short-term investments                           9,561            658
          Derivatives                                                           (5,261)           888
        Effect of unrealized appreciation (depreciation) on:
          Deferred policy acquisition costs                                   (155,713)      (142,187)
          Present value of future profits                                         (473)        (2,901)
        Deferred income taxes                                                  (69,135)       (91,779)
        Other                                                                   (2,931)           139
        Minority interest, net of taxes                                        (19,561)       (24,341)
                                                                             ---------       --------
            Net unrealized appreciation                                      $  88,502        128,744
                                                                             =========       ========

      The Company has securities on deposit with various state insurance departments and regulatory authorities with an amortized cost of approximately $545.7 million and $346.6 million at December 31, 1998 and 1997, respectively.

             MORTGAGE LOANS

      The Company originates mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan to value ratios at the time of loan approval are 75 percent or less. The Company minimizes risk through a thorough credit approval process and through geographic and property type diversification.

      The Company's mortgage loans were distributed as follows (in thousands):

                                            1998                              1997
                                 ---------------------------       ---------------------------
                                  CARRYING          PERCENT         CARRYING          PERCENT
                                   VALUE            OF TOTAL         VALUE            OF TOTAL
                                 ----------         --------       ----------         --------
        Arizona                  $  167,628            7.1%        $  156,453            7.2%
        California                  395,329           16.6            358,443           16.5
        Colorado                    228,096            9.6            228,797           10.5
        Florida                     171,608            7.2            153,174            7.0
        Georgia                     176,090            7.4            131,861            6.1
        Illinois                    162,168            6.8            155,184            7.1
        Maryland                    102,915            4.3            104,567            4.8
        Missouri                     93,528            3.9            100,815            4.6
        Texas                       197,375            8.3            191,619            8.8
        Washington                   99,615            4.2             84,140            3.9
        Other                       581,717           24.6            513,213           23.5
                                 ----------          -----         ----------          -----
            Subtotal              2,376,069          100.0%         2,178,266          100.0%
                                                     =====                             =====
        Valuation reserve           (38,527)                          (38,004)
                                 ----------                        ----------
            Total                $2,337,542                        $2,140,262
                                 ==========                        ==========

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


                                               1998                              1997
                                    ---------------------------       ---------------------------
                                     CARRYING          PERCENT         CARRYING          PERCENT
                                      VALUE            OF TOTAL         VALUE            OF TOTAL
                                    ----------         --------       ----------         --------
           Property type:
           Apartment                $   77,069            3.2%        $  101,038            4.6%
           Retail                      872,205           36.7            903,438           41.5
           Office building             747,824           31.5            622,185           28.6
           Industrial                  422,553           17.8            445,253           20.4
           Other commercial            256,418           10.8            106,352            4.9
                                    ----------          -----         ----------          -----

               Subtotal              2,376,069          100.0%         2,178,266          100.0%
                                                        =====                             =====

           Valuation reserve           (38,527)                          (38,004)
                                    ----------                        ----------

               Total                $2,337,542                        $2,140,262
                                    ==========                        ==========

      An impaired loan is measured at the present value of expected future cash flows or, alternatively, the observable market price or the fair value of the collateral.

      Mortgage loans which have been non-income producing for the preceding twelve months were $20.1 million and $8.7 million at December 31, 1998 and 1997, respectively. At December 31, 1998 and 1997, the recorded investment in mortgage loans that were considered impaired was $100.7 million and $119.7 million, respectively, with related allowances for credit losses of $12.6 million and $12.7 million, respectively. The average recorded investment in impaired loans during 1998 and 1997 was $110.2 million and $103.1 million, respectively.

      For the years ended December 31, 1998, 1997, and 1996, the Company recognized $6.8 million, $9.7 million, and $6.6 million, respectively, of interest income on those impaired loans, which included $7.0 million, $9.9 million, and $6.7 million, respectively, of interest income recognized using the cash basis method of income recognition.

      The Company has outstanding mortgage loan commitments as of December 31, 1998 totaling $429.5 million.

             SECURITIES LENDING

      The Company participates in a securities lending program. The amount on loan at December 31, 1998 was $122.5 million and was appropriately collateralized.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

             DERIVATIVES

      The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio as a result of interest rate changes and to manage the portfolio's effective yield, maturity, and duration. The Company does not invest in derivatives for speculative purposes. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option of futures contract.

      Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS: The Company manages interest rate risk on certain contracts, primarily through the utilization of interest rate swaps. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statements of operations.

              At December 31, 1998, the Company had 35 outstanding interest rate swap agreements which expire at various dates through 2025. Under 15 of the agreements, the Company receives a fixed rate ranging from 5.79 percent to 7.57 percent on a notional amount of $80.5 million and pays a floating rate based on London Interbank Offered Rate (LIBOR). Under 19 outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $116.0 million and pays a fixed rate ranging from 3.13 percent to 8.56 percent. On the remaining swap agreement, the Company receives a floating rate based on LIBOR on a notional amount of $5 million and pays a floating rate based on LIBOR. The estimated fair value of the agreements at December 31, 1998 was a net loss of approximately $4.7 million, which is recognized in accumulated other comprehensive income.

              At December 31, 1997, the Company had 30 outstanding interest rate swap agreements which expire at various dates through 2025. Under 13 of the agreements, the Company receives a fixed rate ranging from 5.98 percent to 7.51 percent on a notional amount of $68.6 million and pays a floating rate based on LIBOR. Under the remaining 17 outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $93 million and pays a fixed rate ranging from
              6.50 percent to 8.56 percent. The estimated fair value of the agreements was a net loss of approximately $2.5 million, which is not recognized in accumulated other comprehensive income.

              CURRENCY SWAPS AND CROSS CURRENCY SWAPS: Under foreign currency swaps, the Company agrees with other parties to exchange at specified intervals, the difference between two currencies on an exchange rate basis the interest amounts calculated by reference to an agreed notional principal amount. Under cross currency swaps, the Company swaps the difference between two currencies and between floating and fixed-rate interest amounts calculated by reference to notional amounts. The Company uses this technique for foreign denominated assets to match dollar denominated liabilities of various fixed income products. Net interest payments are recognized within net investment income in the consolidated statements of operations.

                                                               (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

              The Company had one outstanding currency swap agreement and five outstanding cross currency swaps at December 31, 1998 and 1997, respectively, which expire at various dates through 2016. The notional amount was $34.2 million and $34.3 million, respectively. The 1998 estimated fair value of the agreements was a net loss of $5.5 million and is recognized in accumulated other comprehensive income and the 1997 net loss of $1.3 million is not recognized in accumulated other comprehensive income.

              TOTAL RETURN SWAP: The Company uses the total return swap to construct a structured product that resembles an equity linked note. The total return swap is used to obtain the equity participation. The Company agrees with other parties to pay at specified intervals, floating-rate interest amounts calculated by reference to an agreed notional principal amount. In return the Company receives equity participation, which is calculated by reference to an agreed equity market index and a notional principal amount. If the amount is positive at the termination date, the Company receives such amount. If the amount is negative at the termination date, the Company pays out such amount to the counterparty.

              At December 31, 1998, the Company had one outstanding total return swap which expires in 2028. The notional amount was $14.0 million and the estimated fair value of the agreement was a net profit of $1.9 million, which is recognized in accumulated other comprehensive income. At December 31, 1997, the Company held no return swap agreements.

              FUTURES: A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U.S. Treasury Bonds, U.S. Treasury Notes, and the S&P 500 Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. The 1998 unrealized gain was recognized in accumulated other comprehensive income and the 1997 unrealized loss was not recognized in accumulated other comprehensive income.

              Futures contracts outstanding as of December 31, 1998 and 1997 were as follows (in thousands):

                               Net sold       Notional        Fair         Unrealized
                               position        amount         value        gain (loss)
        ------------------------------------------------------------------------------
        December 31, 1998        (259)        $33,117        $32,923           $194

        December 31, 1997        (510)        $51,000        $60,940          ($907)

              CALL OPTIONS: Currently, the Company buys both exchange-traded and over-the-counter options based on the S&P 500 Index to support equity indexed annuity contracts. An equity indexed annuity is a product under which contractholders receive a minimum guaranteed value and also participate in stock market appreciation. Options are marked to market value quarterly. The change in value is reflected in investment income to assure proper matching of the hedge to changes in the liability. At December 31, 1998 and 1997, the amounts involved were not material.

                                                              (Continued)

                 GENERAL AMERICAN LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES

                Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

              PUT OPTION: The Company uses a put option to construct a structured product that resembles an equity linked note. A put option is used to hedge equity exposure that is associated with the total return swap. The put option helps protect the downside exposure. A lump sum payment is made at the outset. The notional amount of the put is based on the notional amount associated with the total return swap. The termination date for the put option is set to match the termination date of the total return swap. At December 31, 1998 and 1997, the amounts involved were not material.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. Where appropriate, master netting agreements are arranged and collateral is obtained in the form of rights to securities to lower the Company's exposure to credit risk. It is the Company's policy to deal only with highly rated companies. At December 31, 1998 and 1997, there were not any significant concentrations with counterparties.

(3)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997. SFAS 107, Disclosures about the Fair Value of Financial Instruments, defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties (in thousands):

                                                          1998                           1997
                                               --------------------------      ------------------------
                                                CARRYING       ESTIMATED        CARRYING      ESTIMATED
                                                  VALUE        FAIR VALUE        VALUE       FAIR VALUE
                                               -----------     ----------      ---------     ----------
        Assets:
          Fixed maturities                     $11,068,283     11,068,283      9,115,519      9,115,519
          Mortgage loans                         2,337,542      2,472,485      2,140,262      2,333,895
          Policy loans                           2,151,028      2,151,028      2,073,152      2,073,152
          Short-term investments                   195,346        195,346        190,374        190,374
          Other invested assets                    457,645        457,645        243,921        243,921
          Separate account assets                5,287,456      5,287,456      4,118,860      4,118,860

        Liabilities:
          Policyholder account
            balances related to
            investment contracts               $ 6,675,466      6,781,053      6,696,690      6,608,068
          Long-term debt and
            notes payable                          221,850        235,367        214,477        222,419

          Separate account liabilities           5,267,553      5,267,553      4,112,666      4,112,666

                                                              (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

(4)  REINSURANCE

     The Company is a reinsurer to the life and health industry. The effect of reinsurance on premiums and other considerations is as follows (in thousands):

                                             1998        1997         1996
                                          ----------   ---------    ---------
     Direct                               $1,253,409   1,120,169    1,097,340
     Assumed                               1,422,262     996,861      827,171
     Ceded                                  (431,515)   (348,861)    (301,283)
                                          ----------   ---------    ---------

          Net insurance premiums and
            other considerations          $2,244,156   1,768,169    1,623,228
                                          ==========   =========    =========

     Reinsurance assumed represents approximately $313.7 billion, $212.5 billion, and $160.0 billion of insurance in force at December 31, 1998, 1997, and 1996, respectively. The amount of ceded insurance in force, including retrocession, was $31.4 billion, $50.4 billion, and $53.2 billion, for 1998, 1997, and 1996, respectively.

(5)  FEDERAL INCOME TAXES

     Income tax expense (benefit) attributable to income from operations consists of the following (in thousands):

                                                     1998            1997           1996
                                                    -------         ------         ------
     Current income tax expense                     $35,226         65,778         45,902
     Deferred income tax expense (benefit)           18,351           (113)        13,992
                                                    -------         ------         ------
       Provision for income taxes                   $53,577         65,665         59,894
                                                    =======         ======         ======

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

     Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pre-tax income as a result of the following (in thousands):

                                                              1998           1997          1996
                                                            --------        ------        ------
     Computed "expected" tax expense                        $ 69,952        64,763        57,055
     Increase (decrease) in income tax resulting from:
       Surplus tax on mutual life insurance companies         (7,505)        5,325         4,777
       Foreign tax rate in excess of U.S. tax rate               752           556           941
       Tax preferred investment income                       (10,949)       (6,583)       (7,318)
       State tax net of federal benefit                        1,660           830           971
       Corporate owned life insurance                         (3,575)           --            --
       Foreign tax credit                                     (1,261)         (594)           --
       Goodwill amortization                                   1,471           956           895
       Difference in book vs. tax basis in
         domestic subsidiaries                                 2,751         2,166         2,230
           Other, net                                            281        (1,754)          343
                                                            --------        ------        ------

             Provision for income taxes                     $ 53,577        65,665        59,894
                                                            ========        ======        ======

     Total income taxes were allocated as follows (in thousands):

                                                              1998          1997          1996
                                                            --------       -------       -------
     Provision for income taxes                             $ 53,577        65,665        59,894
     Income tax from stockholder equity:
       Unrealized investment gain (loss) recognized
         for financial reporting purposes                    (22,619)       55,923       (24,612)
       Foreign currency translation                           (9,370)      (12,122)           --
       Other                                                  (1,357)         (437)       (1,023)
                                                            --------       -------       -------
             Total income tax                               $ 20,231       109,029        34,259
                                                            ========       =======       =======

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

     The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1998 and 1997 are presented below (in thousands):

                                                                                  1998              1997
                                                                                --------           -------
     Deferred tax assets:
       Reserve for future policy benefits                                       $151,132           149,496
       Deferred acquisition costs capitalized for tax                            128,830           110,418
       Difference in basis of post retirement benefits                             7,747             6,846
       Net operating loss                                                         46,609            40,915
       Other, net                                                                127,891           132,354
                                                                                --------           -------

         Gross deferred tax assets                                               462,209           440,029

       Less valuation allowance                                                    1,338             1,150
                                                                                --------           -------

         Total deferred tax asset after valuation allowance                     $460,871           438,879
                                                                                ========           =======
     Deferred tax liabilities:
       Unrealized gain on investments                                           $ 96,554           123,971
       Deferred acquisition costs capitalized for financial reporting            274,483           282,714
       Other, net                                                                165,263           121,240
                                                                                --------           -------

         Total deferred tax liabilities                                          536,300           527,925
                                                                                --------           -------

         Net deferred tax liability                                             $ 75,429            89,046
                                                                                ========           =======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is because the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     As of December 31, 1998, the Company has provided for a 100 percent valuation allowance against the deferred tax asset related to the net operating losses of RGA's Australian, Argentine, and UK subsidiaries and NaviSys Insurance Solution's Mexican subsidiary. The Company has provided for a 50 percent valuation allowance against the deferred tax asset related to International Underwriting Services' net operating losses which were incurred in separate return limitation years. Based on income projections for future years, a 50 percent valuation allowance is appropriate. Management believes that it is more likely than not that results of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

     At December 31, 1998, the Company had capital loss carryforwards of $0.2 million. During 1998, 1997, and 1996 the Company paid income taxes totaling approximately $59.6 million, $70.8 million, and $20.7 million, respectively. At December 31, 1998, the Company's subsidiaries had recognized deferred tax assets associated with net operating loss carryforwards of approximately $131.8 million. The net operating loss and capital losses are expected to be utilized during the period allowed for carryforwards.

(6)  DEFERRED POLICY ACQUISITION COSTS

     A summary of the policy acquisition costs deferred and amortized is as follows (in thousands):

                                                         1998           1997          1996
                                                       ---------      --------      --------
     Balance at beginning of year                      $ 695,253       652,251       526,939
     Transfer of present value of future profits              --        19,279            --
     Prior year adjustment due to change in
       reserving method                                     (225)           --            --
     Policy acquisition costs deferred                   332,899       267,008       206,790
     Policy acquisition costs amortized                 (280,061)     (211,979)     (182,038)
     Interest credited                                    39,421        40,843        38,944
     Deferred policy acquisition costs relating to
       change in unrealized (gain) loss on
       investments available for sale                    (13,525)      (72,149)       61,616
                                                       ---------      --------      --------

     Balance at end of year                            $ 773,762       695,253       652,251
                                                       =========      ========      ========

(7)  ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

     The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

     The Company also has several non-qualified, defined benefit, and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid.

     In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans.

     The Company uses the accrual method to account for the costs of its retiree plans and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. The unamortized transition obligation was $14.4 million and $16.8 million at December 31, 1998 and 1997, respectively.

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


     The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service. Contributions to the plan are determined annually by the Board of Directors and are based upon salaries of eligible associates. Full vesting occurs after five years of continuous service. The Company's contribution to the plan was $10.4 million, $10.4 million, and $8.8 million for 1998, 1997, and 1996 respectively.

     The following tables summarize the Company's associate benefit plans and postretirement benefits (in thousands):

                                                             PENSION BENEFITS               OTHER BENEFITS
                                                         -----------------------         ---------------------
                                                           1998           1997            1998           1997
                                                         --------        -------         ------         ------
     Change in benefit obligation:
       Benefit obligation at beginning of year           $129,831        122,551         37,678         41,518
       Service cost                                         5,775          5,915          1,705          1,665
       Interest cost                                        9,269          8,597          2,898          2,488
       Participant contributions                               --             --            216            207
       Plan amendments                                       (423)          (547)        (1,317)            --
       Curtailments                                            --         (1,046)            --             --
       Benefits paid                                       (6,640)        (5,903)        (1,438)        (1,577)
       Actuarial (gain) or loss                            11,281            264          5,962         (6,623)
                                                         --------        -------         ------         ------
       Benefit obligation at end of year                 $149,093        129,831         45,704         37,678
                                                         ========        =======         ======         ======
     Change in plan assets:
       Fair value of plan assets at beginning
         of year                                          150,498        125,742             --             --
       Actual return on plan assets                        29,183         29,043             --             --
       Employer contributions                               1,703          1,616             --             --
       Benefits paid                                       (6,640)        (5,903)            --             --
                                                         --------        -------         ------         ------
       Fair value of plan assets at
         end of year                                     $174,744        150,498             --             --
                                                         ========        =======         ======         ======

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

                                                               PENSION BENEFITS                    OTHER BENEFITS
                                                       --------------------------------    -------------------------------
                                                         1998        1997        1996       1998        1997       1996
                                                       --------     -------     -------    -------     -------     -------
     Reconciliation of funded status:
       Funded status                                   $ 25,652      20,668       3,192    (45,704)    (37,678)    (41,518)
       Unrecognized actuarial
         (gain) or loss                                 (14,455)     (8,237)      9,826     (1,862)     (7,824)     (1,361)
       Unrecognized transition
         obligation                                         298       1,098       1,396     14,404      16,766      17,884
       Unrecognized prior
         service cost                                      (780)     (2,184)       (580)        --          --          --
                                                       --------     -------     -------    -------     -------     -------
       Net amount recognized
         at end of year                                  10,715      11,345      13,834    (33,162)    (28,736)    (24,995)
                                                       --------     -------     -------    -------     -------     -------
     Amounts recognized in the
       statement of financial
       position consist of:
         Prepaid benefit cost                            37,921      35,850      35,335         --          --          --
         Accrued benefit liability                      (32,208)    (28,183)    (26,377)   (33,162)    (28,736)    (24,995)
         Intangible asset                                   869         868       1,608         --          --          --
         Accumulated other
           comprehensive loss                             4,133       2,810       3,268         --          --          --
                                                       --------     -------     -------    -------     -------     -------
         Net amount recognized
           at end of year                                10,715      11,345      13,834    (33,162)    (28,736)    (24,995)
                                                       --------     -------     -------    -------     -------     -------
     Other comprehensive loss
       (income) attributable to
       change in additional
       minimum liability recognition                   $  1,324        (458)        (84)        --          --          --
                                                       ========     =======     =======    =======     =======     =======

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

                                                PENSION BENEFITS               OTHER BENEFITS
                                          ----------------------------    --------------------------
                                            1998      1997       1996      1998      1997      1996
                                          --------   -------   -------    ------    ------    ------
     Additional year-end information
       for plans with benefit obliga-
       tions in excess of plan assets:
         Benefit obligation               $ 36,587    32,239    29,077    45,704    37,378    41,518
         Fair value of plan assets              81        41        --        --        --        --
     Additional year-end information
       for pension plans with accumu-
       lated benefit obligations in
       excess of plan assets:
         Projected benefit obligation       36,587    32,239    29,077        --        --        --
         Accumulated benefit
           obligation                       32,078    28,019    26,241        --        --        --
         Fair value of plan assets              81        41        --        --        --        --
     Components of net periodic
       benefit cost:
         Service cost                        5,775     5,915     5,421     1,705     1,665     1,921
         Interest cost                       9,269     8,597     8,047     2,898     2,488     2,729
         Expected return on plan
           assets                          (13,261)  (11,108)  (10,447)       --        --        --
         Amortization of prior
           service cost                        (71)      (51)       58        --        --        --
         Amortization of transitional
           obligation                           98       298       338     1,045     1,118     1,118
         Recognized actuarial (gain)
           or loss                             432       455       491        --      (160)       --
                                          --------   -------   -------    ------    ------    ------
         Net periodic benefit cost        $  2,242     4,106     3,908     5,648     5,111     5,768
                                          ========   =======   =======    ======    ======    ======

      Additional loss recognized due to:
        Curtailment                             91        --        --        --        --        --
        Settlement                              --        --       192        --        --        --

      Weighted average assumptions
        as of December 31:
          Discount rate                       6.75%     7.25%     7.25%     6.75%     7.25%     7.25%
          Expected long-term rate of
            return on plan assets             9.00%     9.00%     9.25%       --        --        --
          Rate of compensation
            increase (qualified plan)         4.20%     4.20%     4.50%       --        --        --
                                          ========   =======   =======    ======    ======    ======

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


     ASSUMED HEALTH CARE COST TREND: For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998. The rate assumed to decrease gradually to 5 percent for 2000 and remain at that level thereafter.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one percentage point change in assumed health care cost trend rates would have the following effects:

                                                   ONE PERCENTAGE         ONE PERCENTAGE
                                                   POINT INCREASE         POINT DECREASE
                                                   --------------         --------------
     Effect on total service and interest cost
       components for 1998                             $  834                  (643)

     Effect on end of year 1998 postretirement
       benefit obligation                              $6,608                (5,272)

(8)  DEBT

     The Company's long-term debt and notes payable consist of the following (in millions):

                                                                           FACE VALUE AT
                                                                            DECEMBER 31,
                                                                          ----------------
              DESCRIPTION                    RATE         MATURITY        1998        1997
              -----------                    ----         --------        ----        ----
     Long-term debt:
       General American surplus note         7.625%     January 2024     $107.0       107.0
       RGA senior note                       7.250%       April 2006      100.0       100.0

     Notes payable:
       RGA Australia Hldgs.                  5.180%       April 1999        8.9         7.8
                                             =====      ============     ------       -----

         Total long-term debt and
           notes payable                                                 $215.9       214.8
                                                                         ======       =====

     The difference between the face value of debt and the carrying value per the consolidated balance sheets is unamortized discount.

     The Company's surplus note pays interest on January 15 and July 15 of each year. The note is not subject to redemption prior to maturity. Payment of principal and interest on the note may be made only with the approval of the Missouri Director of Insurance.

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


     The RGA senior note pays interest semiannually on April 1 and October 1. The ability of RGA to make debt principal and interest payments as well as make dividend payments to shareholders is ultimately dependent on the earnings and surplus of its subsidiaries and the investment earnings on the undeployed debt proceeds. The transfer of funds from the insurance subsidiaries to RGA is subject to applicable insurance laws and regulations.

     Principal repayments are due in April 1999 and are expected to be renewed under the terms of the line of credit. This agreement contains various restrictive covenants which primarily pertain to limitations on the quality and types of investments, minimum requirements of net worth, and minimum rating requirements.

     Interest paid on debt during 1998, 1997, and 1996 amounted to $17.0 million, $20.0 million, and $19.9 million, respectively.

     As of December 31, 1998, the Company was in compliance with all covenants under its debt agreements.

(9)  COMPREHENSIVE INCOME

     In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income, effective for years beginning after December 15, 1997. SFAS 130 establishes standards for reporting and display of comprehensive income but does not affect results of operations. Effective January 1, 1998, the Company adopted SFAS 130. The components of comprehensive income, other than net income, are as follows (in thousands):

                                                                 1998
                                                 -------------------------------------
                                                  BEFORE-         TAX          NET-OF-
                                                   TAX         (EXPENSE)        TAX
                                                  AMOUNT        BENEFIT        AMOUNT
                                                 --------       -------       --------
     Foreign currency translation adjustments    $(20,597)       7,200        (13,397)
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses)
         arising during period                    (56,603)      19,327        (37,276)
       Less reclassification adjustment
         for gains (losses) realized in
         net income                                 4,654       (1,688)         2,966
                                                 --------       ------        -------
           Net unrealized gains (losses)
             on securities                        (61,257)      21,015        (40,242)
     Minimum benefit liability                       (335)          --           (335)
                                                 --------       ------        -------
           Total other comprehensive
             (loss) income                       $(82,189)      28,215        (53,974)
                                                 ========       ======        =======

                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

                                                                     1997
                                                     -------------------------------------
                                                      BEFORE-         TAX          NET-OF-
                                                       TAX         (EXPENSE)        TAX
                                                      AMOUNT        BENEFIT        AMOUNT
                                                     --------       -------       --------

     Foreign currency translation adjustments        $(14,254)      10,583         (3,671)

     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses)
         arising during period                        132,329      (49,140)        83,189
       Less reclassification adjustment for gains
         (losses) realized in net income                7,432       (2,620)         4,812
                                                     --------      -------         ------
            Net unrealized gains (losses)
              on securities                           124,897      (46,520)        78,377
     Minimum benefit liability                            877           --            877
                                                     --------      -------         ------
            Total other comprehensive
              (loss) income                          $111,520      (35,937)        75,583
                                                     ========      =======         ======

                                                                     1996
                                                     -------------------------------------
                                                      BEFORE-         TAX          NET-OF-
                                                       TAX         (EXPENSE)        TAX
                                                      AMOUNT        BENEFIT        AMOUNT
                                                     --------       -------       --------
     Foreign currency translation adjustments        $ (1,543)          --         (1,543)
     Unrealized gains (losses) on securities:
       Unrealized holding gains (losses)
         arising during period                        (48,303)      16,081        (32,222)

       Less reclassification adjustment for gains
         (losses) realized in net income               23,033       (8,167)        14,866
                                                     --------       ------        -------
            Net unrealized gains (losses)
              on securities                           (71,336)      24,248        (47,088)

     Minimum benefit liability                         (1,074)          --         (1,074)
                                                     --------       ------        -------

            Total other comprehensive
              (loss) income                          $(73,953)      24,248        (49,705)
                                                     ========       ======        =======

     The following schedule reflects the change in net accumulated other comprehensive (loss) income for the periods ending
     December 31, 1998 and 1997 (in thousands):

                                                      BALANCE      CURRENT     BALANCE
                                                       AS OF        PERIOD      AS OF
                                                      12/31/97      CHANGE     12/31/98
                                                      --------     -------     --------
     Foreign currency translation adjustments         $(19,481)    (13,397)    (32,878)
     Unrealized gains (losses) on securities           128,744     (40,242)     88,502
     Minimum benefit liability                          (2,380)       (335)     (2,715)
                                                      --------     -------     -------

            Total accumulated other comprehensive
              (loss) income                           $106,883     (53,974)     52,909
                                                      ========     =======      ======


                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997

                                                      BALANCE      CURRENT     BALANCE
                                                       AS OF       PERIOD       AS OF
                                                     12/31/96      CHANGE     12/31/97
                                                     --------      ------     --------
     Foreign currency translation adjustments        $(15,810)     (3,671)    (19,481)
     Unrealized gains on securities                    50,367      78,377     128,744
     Minimum benefit liability                         (3,257)        877      (2,380)
                                                     --------      ------     -------

            Total accumulated other comprehensive
              income                                 $ 31,300      75,583     106,883
                                                     ========      ======     =======

(10) REGULATORY MATTERS

     The Company, as well as its insurance subsidiaries, are subject to financial statement filing requirements in their respective states of domicile, as well as the states in which they transact business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from GAAP. Statutory accounting practices include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulas; and (5) valuation of investments in bonds at amortized cost.

     Combined net income and policyholders' surplus of the Company and its insurance subsidiaries, for the years ended and at December 31, 1998, 1997, and 1996, as determined in accordance with statutory accounting practices, are as follows (in thousands):

                                                   1998         1997        1996
                                                ----------     -------     -------
     Net income                                 $   60,793      39,737      18,464
     Policyholders' surplus                      1,147,411     844,110     636,260
                                                ==========     =======     =======

     Under Risk-Based Capital (RBC) requirements, the Company and its insurance subsidiaries are required to measure their solvency against certain parameters. As of December 31, 1998, the Company and its insurance subsidiaries exceeded the established RBC minimums. In addition, the Company and its insurance subsidiaries exceeded the minimum statutory capital and surplus requirements of their respective states of domicile.

     The Company's life insurance subsidiaries are subject to limitations on the payment of dividends to the Company. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater of): (a) ten percent of the insurance subsidiaries' statutory surplus as of the preceding December 31 or (b) the insurance subsidiaries' statutory gain from operations for the preceding year.


                                                            (Continued)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                             AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1998 and 1997


(11) PARTICIPATING POLICIES AND DIVIDENDS TO POLICYHOLDERS

     Over 22.8 percent and 27.5 percent of the Company's business in force relates to participating policies as of December 31, 1998 and 1997, respectively. These participating policies allow the policyholders to receive dividends based on actual interest, mortality, and expense experience for the related policies. These dividends are distributed to the policyholders through an annual dividend, using current dividend scales which are approved by the Board of Directors.

(12) CONTINGENT LIABILITIES

     The Company was named as a defendant in a lawsuit that was filed in 1996 in Arizona State Court. The lawsuit claimed benefits under a disability policy and damages for bad faith termination of such benefits. In November 1998, the jury entered a verdict against the Company, awarding the plaintiff approximately $59 million in damages, including $58 million in punitive damages. In January 1999, the Company filed a motion for judgment notwithstanding the verdict, a motion for a new trial, and a request for reduction of the punitive damages awarded. The Company intends to press vigorously for the Court to eliminate the bad faith claim, reduce the punitive damage award, grant a new trial, and vigorously appeal the verdict if it is allowed to stand.

     The Company was named as defendant in the following purported class action lawsuits: Chain v. General American Life Insurance Company (filed in the U.S. District Court for the Northern District of Mississippi in 1996); Newburg Trust v. General American Life Insurance Company (filed in the U.S. District Court for the District of Massachusetts in 1996); and Ludwig, Sippil, D'Allesandro and Cunningham v. General American Life Insurance Company (filed in the U.S. District Court for the Southern District of Illinois in 1997). These lawsuits allege that the Company engaged in deceptive sales practices in connection with the sale of certain life insurance policies. None of these lawsuits has been certified as a class action. Although the claims asserted in each lawsuit are not identical, the plaintiffs seek unspecified actual and punitive damages under similar claims, including breach of contract, fraud, intentional or negligent misrepresentation, breach of fiduciary duty, and unjust enrichment. The Company filed a motion to dismiss all of the claims in each of the lawsuits.
     The Court in each of these lawsuits has dismissed certain of the plaintiffs' claims while allowing others to proceed. These three cases have been consolidated with one individual case in the U.S. District Court for the Eastern District of Missouri. The Company intends to oppose these lawsuits vigorously.

     In addition to the matters discussed above, the Company is involved in pending and threatened litigation in the normal course of its business. While the outcome of these matters cannot be predicted with certainty, at the present time and based on information currently available, management does not believe that the Company's liability arising from pending or threatened litigation will have a material adverse affect on the Company's financial condition or results of operations.

(13) SUBSEQUENT EVENTS

     On January 28, 1999, the Board of Directors of GenAmerica
     Corporation authorized the development of a demutualization plan for GAMHC to convert from a mutual holding company to a publicly traded stock company. The demutualization plan will be subject to approval by the Board of Directors, regulators, and policyholders.


                                    PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits
          (a)  Financial Statements
All required financial statements are included in Part B of this Registration Statement.
          (b)  Exhibits

     (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account. 2
     (2)  Not applicable
     (3)  (a)  Distribution Agreement 4
          (b)  Agency (Selling) Agreement 4
     (4)  (a)  Form of variable annuity contract #100790 8
          (b)  Form of individual retirement account endorsement 7
          (c) Form of endorsement (No. 1099500) relating to attained age and processing without an application. 7
          (d) Form of endorsement (No. 1099542) relating to attained age and processing without an application for the State of Texas. 7
          (e) Form of endorsement (No. 1099400) relating to Section 401 and 457, Internal Revenue Code. 7
          (f) Form of endorsement (No. 1099436) relating to Section 401 and 457, Internal Revenue Code for the State of Oregon.7
          (g) Form of endorsement (No. 1099460) relating to Section 401 and 457, Internal Revenue Code for the State of New Jersey. 7
          (h) Endorsement relating to enhanced free withdrawal and death benefit, #1E18 8
     (5)  Form of Contract Application 1
     (6) (a) Amended and Restated Charter and Articles of Incorporation of General American Life Insurance Company 9
          (b)  By-laws of General American 9
     (7)  Not applicable
     (8)  Participation Agreement 4
     (9)  Opinion and Consent of Counsel 1
     (10) Consent of Independent Accountants
     (11) Not applicable
     (12) Not applicable
     (13) Not applicable
     (14) Powers of attorney for General American Life Insurance Company Directors August A. Busch, III, William E. Cornelius, John C. Danforth 6, Bernard A. Edison, Richard A. Liddy, William E. Maritz, Craig D. Schnuck 5, William P. Stiritz, Andrew C. Taylor 4, Edwin Trusheim, Robert L. Virgil, Jr., Virginia V. Weldon, and Ted C. Wetterau 3

     1 Incorporated by reference to Registration Statement on Form N-4 (File No. 33-54774) filed on 15 November 1993.

     2 Incorporated by reference to Registration Statement on Form S-6 (File No. 33-53098) filed on 8 October 1992.
     3 Incorporated by reference to Post-Effective Amendment No. 1 filed on 8 February 1993 (File No. 33-54774).
     4 Incorporated by reference to Post-Effective Amendment No. 3 filed on 30 April 1993 (File No. 33-54774).
     5 Incorporated by reference to Post-Effective Amendment No. 5 filed on 29 April 1994 (File No. 33-54774)
     6 Incorporated by reference to Post-Effective Amendment No. 6 filed on 28 April 1995.
     7 Incorporated by reference to Post-Effective Amendment No. 7 filed on 29 April 1996.
     8 Incorporated by reference to Post-Effective Amendment No. 8 filed on 28 April 1997.
     9 Incorporated by reference to Post-Effective Amendment No. 9 filed on 27 March 1998.


Item 25.  Directors and Officers of the Depositor


Officer's Name and Principal                       Positions and Offices
     Business Address*                               with Depositor

Robert J. Banstetter, Sr.                       Vice President, General
700 Market Street                               Counsel & Secretary, Feb.
St. Louis, MO  63101                            1991 to present.  Vice President
                                                and General Counsel, Jan. 1983 -
                                                Feb. 1991.

David L. Herzog                                 Vice President and Chief Financial Officer


Kevin C. Eichner                                President and Chairman of
                                                the Board, Collaborative
                                                Strategies, Inc.

E. Thomas Hughes                                Corporate Actuary and
700 Market Street                               Treasurer, Oct. 1994 to
St. Louis, MO  63101                            present.  Formerly Executive Vice
                                                President - Group Pensions, March
                                                1990 - Oct. 1994.

Richard A. Liddy                                Chairman, President, and
700 Market Street                               Chief Executive Officer,
St. Louis, MO  63101                            Jan. 1995 to present.  Formerly,
                                                President and Chief Executive
                                                Officer, May 1992 - Jan.
                                                1995.  President and Chief
                                                Operating Officer, May 1988 -
                                                May 1992.

Warren J. Winer                                 Executive Vice President-Group Life
                                                & Health, Aug. 1995 to
                                                present.  Formerly Managing
                                                Director for William M.
                                                Mercer, Inc. July 1993 to
                                                Aug. 1995 and President
                                                and Chief Operating Officer,
                                                W.F. Corroon, 1986 - July
                                                1993.


Bernard H Wolzenski                             Executive Vice President-
                                                Individual, Oct. 1991 to present.
                                                Formerly Vice President, Individual
                                                Life Products, May 1986 - Oct. 1991.


A. Greig Woodring                               President  and Chief
660 Mason Ridge Center Drive                    Executive Officer,
St. Louis, MO  63141                            Reinsurance Group of America, Dec.
                                                1992 to present.  Also, Executive
                                                Vice President Reinsurance.

Richard A. Liddy, listed as a Principal Officer, is also a Director of the Company.


******

* The principal business address of each person listed is General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128, unless otherwise indicated.



                                           Positions and Offices
Directors                                     with Depositor

August A. Busch III                             Director
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri 63118

William E. Cornelius                            Director
Union Electric Company
1901 Chouteau Street
St. Louis, MO  63103

John C. Danforth                                Director
Bryan Cave
One Metropolitan Square, Suite 3600
St. Louis, Missouri 63102

Bernard A. Edison                               Director
Edison Brothers Stores, Inc.
P.O. Box 14020
St. Louis, Missouri 63178

William E. Maritz                               Director
Maritz, Inc.
1375 North Highway Drive
Fenton, Missouri 63099

Craig D. Schnuck                                Director
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri 63146

William P. Stiritz                              Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri 63164

Andrew C. Taylor                                Director
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri 63105

H. Edwin Trusheim                               Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri 63101

Robert L. Virgil                                Director
Edward Jones and Company
12555 Manchester Road
St. Louis, Missouri 63131-3729

Virginia V. Weldon, M.D.                        Director
Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri 63167

Ted C. Wetterau                                 Director
Wetterau Associates
7000 Bonhomme, Suite 750
St. Louis, Missouri 63105


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

General American Mutual Holding Company:  a mutual holding company.

GenAmerica Corporation: formed to hold all of the stock of General American Life Insurance Company.

Walnut Street Securities, Inc.: wholly-owned, third-tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.

         Walnut Street Advisers, Inc.: wholly-owned subsidiary of Walnut Street Securities engaged in the business of giving investment advice.

         WSS Insurance Agencies (Alabama, Massachusetts, Ohio, Texas), Inc.: formed to act as insurance agencies.

     Collaborative Strategies, Inc.: wholly-owned business management consulting company.

     GenAmerica Capital I: Wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for GenAmerica Corporation.

     Missouri Reinsurance (Barbados), Inc.: wholly-owned Barbados exempt life, accident and health reinsurance company.

     NaviSys Incorporated: wholly-owned holding company formed to hold NaviSys Insurance Solutions, Inc., NaviSys Illustration Solutions, Inc., and NaviSys Enterprise Solutions, Inc.

          NaviSys Enterprise  Solutions,  Inc. (fka Beacon Software  Development
          Company,  Inc.):  80%  owned  by  NaviSys  Incorporated.   New  Jersey
          corporation providing enterprise life administration software.

          NaviSys Illustration Solutions, Inc. (fka ECTA Corporation): 100% owned by NaviSys Incorporated. Pennsylvania corporation providing sales illustration software.

     General American Life Insurance Company: an insurance company selling life and health insurance and pensions.

          Cova Corporation: wholly-owned subsidiary formed to own the former Xerox Life companies.

               Cova Financial Services Life Insurance Company: wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.

                   First Cova Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York.

                   Cova Financial Life Insurance Company: wholly-owned by Cova Corporation, engaged in the sale of life insurance and annuities in California.

               Cova Life Management Company: wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.

                    Cova Investment Advisory Corporation: wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.

                    Cova Investment Allocation Corporation: wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.

                    Cova Life Sales Company: wholly-owned by Cova Life Management Company. Broker-dealer established to supervise sales of Cova Life contracts.

                    Cova Life Administration Services Company: 49% owned by Cova Life Management Company. Provides administrative services for Cova annuities. (51% owned by Genelco Incorporated.)

          General Life Insurance Company: wholly-owned subsidiary,  domiciled in
          Texas,   engaged  in  the  business  of  selling  life  insurance  and annuities.

               General   Life   Insurance   Company  of  America:   wholly-owned
               subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.

          Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance.

          Equity Intermediary Company: wholly-owned subsidiary holding company formed to own stock in subsidiaries.

               Reinsurance Group of America, Incorporated: subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.

                    RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company, existing to hold Chilean reinsurance operations.

                         BHIF America Sequros de Vida S.A.: Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.

                         RGA Reinsurance Company Chile S.A.: 100% owned by RGA, engaged in business of reinsuring life and annuity business of BHIF America.

                    General American Argentina Sequros de Vida S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.

                    Reinsurance Company of Missouri, Incorporated: wholly owned subsidiary formed for the purpose of owning RGA Reinsurance Company.

                          RGA Reinsurance Company: subsidiary of Reinsurance Group of America engaged in the reinsurance business.

                                Fairfield Management Group, Inc.: 100% owned subsidiary.

                                    Reinsurance  Partners,   Inc.: wholly-owned
                                    subsidiary  of Fairfield  Management Group,
                                    Inc., engaged in business as a reinsurance brokerage company.

                                    Great  Rivers  Reinsurance  Management,
                                    Inc.:  wholly-owned subsidiary of Fairfield
                                    Management Group, Inc., acting as a
                                    reinsurance manager.

                                    RGA (U.K.)  Underwriting  Agency  Limited:
                                    wholly-owned  by Fairfield Management Group,
                                    Inc.

                    RGA Reinsurance Company (Barbados) Ltd.: subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business.

                         RGA/Swiss Financial Group, L.L.C.: 40% owned subsidiary formed to market and manage financial reinsurance business to be assumed by RGA Reinsurance Company.

                    Triad Re, Ltd.: Reinsurance Group of America, Incorporated owns 100% of all outstanding and issued shares of the Company's preferred stock. Reinsurance Group of America, Inc. owns 66.67% of all outstanding and issued shares of the Company's common stock. Schmitt-Sussman Enterprises, Inc. owns 33.33% of all outstanding and issued shares of the Company's common stock.

                    RGA Americas Reinsurance Company, Ltd.: Reinsurance Group of America, Incorporated owns 100% of this company.

                    RGA   International   Ltd.:  a  New  Brunswick   corporation
                    wholly-owned by Reinsurance Group of America, existing to hold Canadian reinsurance operations.

                         RGA   Financial   Products   Limited:   50%   owned
                         by RGA International Ltd. (100 Class A shares). Consolidated Risk Management Solutions Inc. owns other 50% (100 Class B shares).

                         RGA  Canada  Management  Company,   Ltd.:  a  New
                         Brunswick corporation wholly-owned by G.A. Canadian Holdings, existing to accommodate Canadian investors.

                             RGA Life Reinsurance Company of Canada:
                             wholly-owned by RGA Canada Management Company, Ltd.

          RGA Holdings Limited: holding company formed in the United Kingdom to own two operating companies: RGA Managing Agency Limited and RGA Capital Limited.

                         RGA Capital Limited: company is a corporate member of a Lloyd's life syndicate.

          Benefit Resource Life Insurance Company (Bermuda) Ltd. (fka RGA Insurance Company (Bermuda) Limited): subsidiary formed to engage in insurance business.

          RGA Australian Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia Limited.

                    RGA  Reinsurance  Company of  Australia  Limited:  formed to
                    reinsure  the  life,   health  and   accident   business  of
                    non-affiliated Australian insurance companies.

          RGA South African Holdings (Pty) Ltd.: 100% owned by Reinsurance Group of America, Incorporated formed for the purpose of holding RGA Reinsurance Company of South Africa Limited.

                    RGA Reinsurance Company of South Africa Limited: 100% owned by RGA South African Holdings (Pty) Ltd.

          Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.

          General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries.

               NaviSys Insurance Solutions, Inc. (fka Genelco Incorporated): wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services.

                    Genelco de Mexico, S.A. de C.V.: 99% owned by NaviSys Insurance Solutions, Inc., engaged in licensing of Genelco software products in Latin America.

                    Genelco Software, S.A.: 99% owned by NaviSys Insurance Solutions, Inc., engaged in licensing of Genelco software products in Spain.

                    Cova  Life  Administration   Services  Company:  51%  owned.
                    Provides administrative services for Cova annuities. (49% owned by Cova Life Management Company.)

               Conning Corporation: 63% owned, second-tier subsidiary formed to own the Conning companies (with the remainder owned by the public).

                    Conning, Inc.: a holding company organized under Delaware law.

                       Conning & Company: a Connecticut corporation engaged in providing asset management and investment advisory services as well as insurance research services.

                               Conning Asset Management Company: a Missouri corporation engaged in providing investment advice.

               Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities.

               Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate.

               GenMark  Incorporated:   wholly-owned,   second-tier   subsidiary
               company acting as distribution company.

                    Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.

               White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.

Mutual funds associated with General American Life Insurance Company:

     General American Capital Company

Item 27.  Number of Contract Owners

As of March 31, 1999 there were:     6,504

Title of Class           Number of Owners of Record

Qualified                              1,544
Non-Qualified                          4,960


Item 28.  Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

     1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

     2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account Five
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four
   General American Separate Account Twenty-Nine

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Lorry J. Stensrud   Director

Patricia E. Gubbe   President, Chief Compliance Officer and Director

William C. Mair     Director

Shari Ruecker       Vice President

Philip A. Haley     Vice President

Frances S. Cook     Secretary

Mark E. Reynolds    Treasurer

James W. Koeger     Assistant Treasurer

Mark A. Kowalczyk   Vice President

     (c)  Principal Underwriter

Prior to May 1, 1999, GT Global, Inc. served as the principal underwriter and distributor for the variable annuity contracts using Separate Account Twenty-Eight and Separate Account Twenty-Nine of General American and funded by the GT Global Variable Investment Funds.


                                  1998 Brokerage      1998 Compensation
                                  Commission

     GT Global, Inc.               $_________          $__________



Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American or its wholly-owned, second tier subsidiary, Genelco Incorporated, located at 9735 Landmark Parkway Drive, St. Louis, MO 631278-1690.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings and Representations

(a) The Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, sponsor of Registrant (also known as "Depositor"), hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                                  SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, General American Separate Account Twenty-Eight, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 23rd day of April 1999.



                                   GENERAL AMERICAN
                                   SEPARATE ACCOUNT
                                   TWENTY-EIGHT (REGISTRANT)



                                   BY:  GENERAL AMERICAN LIFE
                                        INSURANCE COMPANY





                                    By: /S/ MATTHEW P. MCCAULEY
                                        -------------------------




                                   By: GENERAL AMERICAN LIFE INSURANCE
                                       COMPANY (DEPOSITOR)



                                   By: /S/ MATTHEW P. MCCAULEY
                                       ---------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with General American Life Insurance Company and on the dates indicated.


Signature                   Title                         Date
/S/ RICHARD A. LIDDY                                      4/23/99
- -------------------------
Richard A. Liddy            Chairman, President, and      ---------
                            Chief Executive Officer and
                            Director (Principal Executive
                            Officer)

/S/ DAVID L. HERZOG                                       4/23/99
- -------------------------
David L. Herzog             Vice President and            ---------
                            Chief Financial Officer

         *
------------------------
August A. Busch, III        Director

         *
------------------------
William E. Cornelius        Director

         *
------------------------
John C. Danforth            Director

         *
------------------------
Bernard A. Edison           Director

         *
--------------------------
William E. Maritz           Director

         *
------------------------
Craig D. Schnuck            Director

         *
------------------------
William P. Stiritz          Director

         *
------------------------
Andrew C. Taylor            Director

         *
------------------------
H. Edwin Trusheim           Director

         *
------------------------
Robert L. Virgil, Jr.       Director

         *
------------------------
Virginia V. Weldon          Director

         *
------------------------
Ted C. Wetterau             Director


*By: /S/ MATTHEW P. MCCAULEY                              4/23/99
    -------------------------
     Matthew P. McCauley




* Original powers of attorney authorizing Matthew P. McCauley to sign the Registration Statement and Amendments thereto on behalf of the Directors of General American Life Insurance Company have been filed as Exhibits to this Registration Statement.


                                     C-22


                                 EXHIBITS TO

                     POST-EFFECTIVE AMENDMENT NO. 10 TO

                                  FORM N-4

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT


INDEX TO EXHIBITS

EX-99-B10     Consent of Independent Accountants